                                      LOGO

Dear Policyholder:

We are pleased to send you the semi-annual report for one of the Fund groups from your variable annuity contract or variable life insurance policy. In additional mailings, you will also be receiving the semi-annual reports for other Fund groups in which you have invested. The investments available through your variable contract are managed by some of the best fund management companies in the country.

Your variable insurance product is unique in that it combines the protection and tax advantages of traditional insurance with the growth potential of equity investments. A leader in the variable products marketplace, Provident Mutual Life Insurance Company can trace its roots back to 1717, giving us the distinction of serving America's life insurance needs longer than any other company. Our financial strength enables us to continually offer a variety of life insurance policies and annuity contracts designed to help you meet your financial planning goals, including retirement planning, college funding, and estate planning.

We are proud to include you among our policyholders, and we appreciate your business. If you have a question about your policy, or would like more information about our products and services, please contact your local agent or our Customer Service Center at 1-800-688-5177.

Sincerely,

LOGO
Robert W. Kloss
President

--------------------------------------------------------------------------------
To Our Variable Life Policyholders and Variable Annuity Contractholders:
--------------------------------------------------------------------------------

We are pleased to send you the 1998 Semi-Annual Report for the Market Street Fund, Inc. On May 4, 1998 in an effort to broaden your investment options, we added four new style specific portfolios -- the All Pro Large Cap Growth, All Pro Small Cap Growth, All Pro Large Cap Value and All Pro Small Cap Value Portfolios. All four Portfolios seek capital growth and differ from the other existing Portfolios of the Fund in that they each have several investment sub-advisers that manage a portion of their respective assets according to their style discipline.

Economic Overview and Investment Perspective

After expanding at a rate of nearly 4% in 1997, the U.S. economy expanded at a robust 5.4% annual pace in the first quarter of 1998 driven by a consumer spending spree. The unemployment rate fell to 4.5% in June, the lowest rate in a decade.

Inflation as measured by the Consumer Price Index averaged only 1.4% over the first half of the year. The S&P 500 gained 17.7% in the six month period although most of that gain occurred in the first quarter and was concentrated in a small number of large cap growth stocks. Bond yields continued to decline especially in the second quarter due to the continuing financial problems in Asia, which caused a "flight to quality" into U.S. Treasuries. The decline in bond yields was also spurred on by the low inflation and the strengthening of the U.S. dollar. The yield on the thirty year U.S. Treasury Bond declined from 5.92% at the beginning of the year to 5.57% in mid-June, the lowest level since the Treasury began issuing thirty year bonds in the seventies. The Lehman Aggregate Bond Index, a benchmark used by many investment professionals, provided a 3.9% return. In the international arena, the Morgan Stanley EAFE Index returned 15.9% for the six months ended June 30. Most of that return occurred in the first quarter since the economic Asian crises worsened significantly in the second quarter. Most of the European countries continued to exhibit strong performance during the first half due to a strengthening of their economies, increased corporate efficiencies and confidence in the planned adoption of the European Monetary Union. The Asian markets continued their slump and weakened further due to the economic recession in Japan.

It appears that the pace of U.S. economic growth in the second quarter has slowed sharply and will continue at a slower pace for the remainder of the year due to falling exports and a contraction of inventory buildup. Inflation, too, is expected to remain low. This should bode well for bond prices. Our outlook for the equity markets remains cautiously optimistic. As long as corporate earnings do not disappoint and interest rates remain steady, stock prices should benefit.

Review of Fund Portfolio Performance

As always, it is important to recall in interpreting the accompanying Semi-Annual Reviews that the advisers of the equity portfolios of Market Street Fund do not engage in market timing. That is to say that in all but times of great market turmoil, they endeavor to keep the vast majority of portfolio assets invested in common stocks. Thus, they attempt to add value by stock selection utilizing the methods and in the markets specified in the Fund Prospectus. Their performance should be judged according to how well they do relative to market indices measuring the same type of activity.

We appreciate the opportunity to have served you in the past and look forward to serving you during the remainder of 1998 and many years into the future.

/s/ Rosanne Gatta

Rosanne Gatta
President
The Market Street Fund, Inc.

*Past Performance is not predictive of future results. Moreover, the relationship between the performance of the Fund Portfolios and the actual increases or decreases in a policy's cash value is not directly proportional due to certain charges deducted from premiums and under the policies which are not reflected in the following pages. Please see the current prospectus for an explanation of these charges and for illustrations, which take such charges into account in calculating cash values.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

1998 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

The Market Street Fund Growth Portfolio achieved a total return of 10.5% for the first six months of 1998, compared to 12.0% achieved by the median Lipper Growth & Income Fund.

The S&P 500 advanced 17.7% in the six month period. Most of the market action was again in the largest capitalization blue chip stocks that dominate the S&P
500. The Portfolio's focus on larger capitalization stocks contributed positively to performance in this environment. The Portfolio's absolute performance was very strong in the first half, with exceptional performance from holdings in healthcare and consumer cyclical sectors, although an underweighting in technology had a negative impact.

The stock market environment appears to be getting more fragile. The advance in 1998 has to a large extent become narrowly focused, with most of the rise attributable to increases in a relatively small number of large capitalization growth stocks (the largest fifty stocks in the S&P 500 are up 22.5% year-to-date, while the remaining 450 are up only 12.2%). We remain cautious that our risk averse value discipline will serve shareholders well in this environment.

Richard A. Pender, CFA
Daniel J. Manion, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 93.3%
Aerospace -- 2.1%
  Goodrich (B.F.) Co. ......................................     127,000     $  6,302,375
                                                                             ------------
Automobiles -- 2.2%
  Ford Motor Co. ...........................................     115,000        6,785,000
                                                                             ------------
Banks -- 7.8%
  Bank of New York Co., Inc. ...............................      81,400        4,939,962
  BankAmerica Corp. ........................................      55,000        4,754,062
  Chase Manhattan Corp. ....................................      74,000        5,587,000
  Citicorp..................................................      22,000        3,283,500
  First Union Corp. ........................................      84,000        4,893,000
                                                                             ------------
                                                                               23,457,524
                                                                             ------------
Building Materials -- 1.8%
  Sherwin Williams Co. .....................................     165,000        5,465,625
                                                                             ------------
Business & Consumer Services -- 2.2%
  Omnicom Group, Inc. ......................................     125,000        6,234,375
  Sodexho Marriott Services, Inc. ..........................      11,075          321,175
                                                                             ------------
                                                                                6,555,550
                                                                             ------------
Business Data Processing -- 1.2%
  Automatic Data Processing, Inc. ..........................      50,000        3,643,750
                                                                             ------------
Computers -- 1.5%
  Hewlett Packard Co. ......................................      75,000        4,490,625
                                                                             ------------
Consumer Products -- 4.2%
  Fortune Brands, Inc. .....................................     154,000        5,919,375
  Kimberly-Clark Corp. .....................................     152,000        6,973,000
                                                                             ------------
                                                                               12,892,375
                                                                             ------------
Containers -- 0.8%
  Bemis Co., Inc. ..........................................      60,000        2,452,500
                                                                             ------------
Drugs -- 3.9%
  American Home Products Corp. .............................     137,400        7,110,450
  Pfizer, Inc. .............................................      42,400        4,608,350
                                                                             ------------
                                                                               11,718,800
                                                                             ------------
Electrical Equipment -- 2.6%
  Emerson Electric Co. .....................................      78,400        4,733,400
  General Electric Co. .....................................      35,000        3,185,000
                                                                             ------------
                                                                                7,918,400
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy -- 5.9%
  Amoco Corp. ..............................................      76,000     $  3,163,500
  Chevron Corp. ............................................      37,000        3,073,312
  Exxon Corp. ..............................................      45,000        3,209,062
  Mobil Corp. ..............................................      73,700        5,647,262
  Royal Dutch Petroleum Co. ................................      52,500        2,877,656
                                                                             ------------
                                                                               17,970,792
                                                                             ------------
Finance -- 6.6%
  American Express Co. .....................................      60,000        6,840,000
  Associates First Capital Corp. Class A....................      30,139        2,316,936
  *First Data Corp. ........................................     120,000        3,997,500
  Travelers Group, Inc. ....................................     111,750        6,774,844
                                                                             ------------
                                                                               19,929,280
                                                                             ------------
Foods -- 5.5%
  Bestfoods, Inc. ..........................................     106,000        6,154,625
  Hershey Foods Corp. ......................................      10,600          731,400
  McCormick & Co., Inc. ....................................      90,000        3,214,687
  Sara Lee Corp. ...........................................     115,500        6,460,781
                                                                             ------------
                                                                               16,561,493
                                                                             ------------
Health -- 1.7%
  Abbott Laboratories.......................................     124,000        5,068,500
                                                                             ------------
Industrial Diversified -- 4.2%
  Crown Cork & Seal Co., Inc. ..............................      57,500        2,731,250
  Parker-Hannifin Corp. ....................................     121,100        4,616,937
  Praxair, Inc. ............................................     117,000        5,477,063
                                                                             ------------
                                                                               12,825,250
                                                                             ------------
Insurance -- 6.5%
  Allstate Corp. ...........................................      59,000        5,402,188
  American General Corp. ...................................      90,000        6,406,875
  American International Group, Inc. .......................      33,000        4,818,000
  Jefferson-Pilot Corp. ....................................      55,500        3,215,531
                                                                             ------------
                                                                               19,842,594
                                                                             ------------
Lodging -- 1.4%
  Marriott International, Inc., Class A.....................     132,900        4,302,638
                                                                             ------------
Machinery & Instrumentation -- 1.5%
  Deere & Co. ..............................................      85,000        4,494,375
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Equipment & Supplies -- 4.1%
  Becton, Dickinson & Co. ..................................      42,500     $  3,299,063
  Johnson & Johnson.........................................     100,000        7,375,000
  Schering Plough Corp. ....................................      20,000        1,832,500
                                                                             ------------
                                                                               12,506,563
                                                                             ------------
Office Equipment & Supplies -- 1.9%
  International Business Machines Corp. ....................      50,000        5,740,625
                                                                             ------------
Oil Field Equipment & Services -- 2.3%
  Halliburton Co. ..........................................      88,500        3,943,781
  Schlumberger Ltd. ........................................      42,500        2,903,281
                                                                             ------------
                                                                                6,847,062
                                                                             ------------
Publishing -- 3.4%
  Gannett, Inc. ............................................      84,000        5,969,250
  McGraw-Hill, Inc. ........................................      52,500        4,282,031
                                                                             ------------
                                                                               10,251,281
                                                                             ------------
Railroads -- 3.4%
  Canadian Pacific Ltd. ....................................     240,000        6,810,000
  Union Pacific Corp., Series A.............................      80,000        3,530,000
                                                                             ------------
                                                                               10,340,000
                                                                             ------------
Retail -- 3.8%
  May Department Stores Co. ................................      63,000        4,126,500
  Sears, Roebuck & Co. .....................................     120,000        7,327,500
                                                                             ------------
                                                                               11,454,000
                                                                             ------------
Retail - Apparel -- 1.2%
  Gap, Inc. ................................................      60,000        3,697,500
                                                                             ------------
Retail Merchandising -- 0.5%
  *Costco Companies, Inc. ..................................      22,600        1,425,213
                                                                             ------------
Semiconductors -- .05%
  Intel Corp. ..............................................      22,500        1,667,813
                                                                             ------------
Tobacco -- 0.7%
  Philip Morris Cos., Inc. .................................      57,500        2,264,063
                                                                             ------------
Utilities - Electric -- 3.9%
  Duke Power Co. ...........................................      53,000        3,140,250
  Florida Progress Corp. ...................................      76,000        3,125,500
  FPL Group, Inc. ..........................................      45,000        2,835,000
  Pacificorp................................................     120,000        2,715,000
                                                                             ------------
                                                                               11,815,750
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY       SHARES
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE         OR PAR         VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities - Gas -- 2.1%
  Enron Corp. ..............................................                      79,000    $  4,270,938
  Sonat, Inc. ..............................................                      58,100       2,244,113
                                                                                            ------------
                                                                                               6,515,051
                                                                                            ------------
Utilities - Telephone -- 1.9%
  GTE Corp. ................................................                     105,000       5,840,625
                                                                                            ------------
    TOTAL COMMON STOCK (COST $225,673,781)..................                                 283,042,992
                                                                                            ------------
PREFERRED STOCK -- 0.7%
  Microsoft Corp., Preferred Series A Convertible, 2.75%....                      22,000       2,090,000
                                                                                            ------------
    TOTAL PREFERRED STOCK (COST $1,874,124).................                                   2,090,000
                                                                                            ------------
COMMERCIAL PAPER -- 5.6%
  Associates Corp. of North America, 5.56%..................    07/10/1998    $3,000,000       2,995,830
  Household Finance Corp., 5.60%............................    07/15/1998     5,000,000       4,989,111
  Merrill Lynch & Co., Inc., 5.60%..........................    07/07/1998     4,300,000       4,295,987
  Norwest Corp., 5.55%......................................    07/01/1998     4,800,000       4,800,000
                                                                                            ------------
    TOTAL COMMERCIAL PAPER (COST $17,080,928)...............                                  17,080,928
                                                                                            ------------
SHORT TERM INVESTMENTS -- 0.2%
  Temporary Investment Fund, Inc. -- TempCash...............                     636,026         636,026
                                                                                            ------------
    TOTAL SHORT TERM INVESTMENTS (COST $636,026)............                                     636,026
                                                                                            ------------
    TOTAL INVESTMENTS  --  99.8% (COST $245,264,859)........                                 302,849,946
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%...............                                     527,097
                                                                                            ------------
NET ASSETS -- 100.0%
  (Equivalent to $18.44 per share based on 16,455,820 shares
    of capital stock outstanding)...........................                                $303,377,043
                                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($303,377,043/16,455,820 shares outstanding)..............                                $      18.44
                                                                                            ============

*Non-income producing
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 98.3%
Banking -- 20.5%
  BankAmerica Corp., 5.50%..................................    07/13/1998    $1,500,000    $ 1,497,250
  Bank of New York Co., Inc., 5.53%.........................    07/07/1998     3,000,000      2,997,235
  Morgan (J. P.) & Co., Inc., 5.535%........................    07/01/1998     3,500,000      3,500,000
  National City Credit Corp., 5.49%.........................    08/18/1998     3,800,000      3,772,184
  NationsBank, 5.50%........................................    07/08/1998     3,000,000      2,996,792
                                                                                            -----------
                                                                                             14,763,461
                                                                                            -----------
Brokerage -- 5.1%
  Merrill Lynch & Co., Inc., 5.52%..........................    07/16/1998     2,300,000      2,294,710
  Merrill Lynch & Co., Inc., 5.53%..........................    07/28/1998     1,400,000      1,394,193
                                                                                            -----------
                                                                                              3,688,903
                                                                                            -----------
Consumer Finance -- 7.6%
  American Express Credit Corp., 5.50%......................    07/09/1998     3,000,000      2,996,333
  American General Finance Corp., 5.52%.....................    07/10/1998     2,500,000      2,496,550
                                                                                            -----------
                                                                                              5,492,883
                                                                                            -----------
Electric Power -- 4.2%
  Virginia Electric., 5.51%.................................    07/14/1998     3,000,000      2,994,031
                                                                                            -----------
Finance -- 56.5%
  Associates Corp. of North America, 5.51%..................    08/14/1998     2,500,000      2,483,164
  Avco Financial Services, Inc., 5.52%......................    09/09/1998     3,000,000      2,967,800
  Bell Atlantic Corp., 5.54%................................    08/03/1998     2,000,000      1,989,843
  C.I.T. Group Holdings, Inc., 5.51%........................    07/23/1998     3,000,000      2,989,898
  Commercial Credit Corp., 5.51%............................    07/15/1998     2,500,000      2,494,643
  Ford Motor Credit Co., 5.51%..............................    07/10/1998     2,000,000      1,997,245
  Ford Motor Credit Co., 5.50%..............................    07/13/1998     1,000,000        998,167
  General Electric Capital Corp., 5.53%.....................    08/21/1998     1,000,000        992,166
  General Electric Capital Corp., 5.53%.....................    08/24/1998     2,500,000      2,479,262
  General Motors Acceptance Corp., 5.52%....................    08/07/1998     2,500,000      2,485,817
  GTE Finance Corp., 5.52%..................................    07/06/1998     2,000,000      1,998,467
  Household Finance Corp., 5.53%............................    08/26/1998     3,000,000      2,974,193
  John Deere Capital Corp., 5.50%...........................    07/29/1998     3,400,000      3,385,456
  Norwest Corp., 5.55%......................................    08/05/1998     1,000,000        994,604
  Norwest Financial, Inc., 5.52%............................    08/24/1998     1,000,000        991,720
  Private Export Funding Corp., 5.48%.......................    07/17/1998     2,500,000      2,493,911
  Prudential Funding Corp., 5.51%...........................    07/31/1998     3,300,000      3,284,848
  Transamerica Financial Corp., 5.50%.......................    07/24/1998     1,700,000      1,694,026
  Transamerica Financial Corp., 5.51%.......................    08/11/1998     1,000,000        993,725
                                                                                            -----------
                                                                                             40,688,955
                                                                                            -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Statement of Net Assets, June 30, 1998 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY     SHARES OR
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Oil -- 4.4%
  Chevron Corp., 5.50%......................................    07/21/1998    $3,200,000    $ 3,190,222
                                                                                            -----------
    TOTAL COMMERCIAL PAPER (COST $70,818,455)...............                                 70,818,455
                                                                                            -----------
SHORT TERM INVESTMENTS -- 2.2%
  Temporary Investment Fund, Inc. -- TempCash...............                   1,602,649      1,602,649
                                                                                            -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,602,649)..........                                  1,602,649
                                                                                            -----------
    TOTAL INVESTMENTS -- 100.5% (COST $72,421,104)..........                                 72,421,104
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5)%.............                                   (345,319)
                                                                                            -----------
NET ASSETS -- 100.00%
  (Equivalent to $1.00 per share based on 72,075,842 shares
    of capital stock outstanding)...........................                                $72,075,785
                                                                                            ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($72,075,785/72,075,842 shares outstanding)...............                                $      1.00
                                                                                            ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

1998 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

The Market Street Fund Bond Portfolio returned 4.09% for the first half of 1998. The Lehman Brothers Aggregate Bond Index, a good gauge of the overall fixed income market, returned 3.93% for the same time period.

The first quarter of 1998 saw economic growth at an unsustainable pace, accompanied by low inflation and low unemployment. By the second quarter, the Asian economic "flu" finally began to slow the U.S. economy, thus reducing the threat of a move by the Federal Reserve Board to tighten credit. In this environment, long rates as measured by the 30-year U.S. Treasury Index declined by 30 basis points, while the 2-year U.S. Treasury Index declined by 22 basis points. This flattening of the yield curve resulted in long-dated assets significantly outperforming short-dated assets.

During 1998 the Portfolio's duration was extended to a high of 6.5 years by February, and then slowly reduced to 6.1 years by the end of June. The Portfolio's duration and yield curve positioning contributed positively to performance. Cash was committed to corporate bonds, pushing the asset mix to 55% corporate bonds versus 42% at the beginning of the year. Finally, the Treasury position was reduced to 23% from 34%. Looking forward, we believe bonds represent an attractive asset class given their real rates of return.

Richard D. Temple
William C. Kane, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 5.5%
  U.S. Treasury Bonds, 6.00%................................    02/15/2026   $1,450,000    $ 1,509,131
                                                                                           -----------
    TOTAL U.S. TREASURY BONDS (COST $1,462,860).............                                 1,509,131
                                                                                           -----------
U.S. TREASURY NOTES -- 17.1%
  U.S. Treasury Notes, 5.375%...............................    06/30/2003      500,000        497,845
  U.S. Treasury Notes, 7.25%................................    08/15/2004      100,000        108,705
  U.S. Treasury Notes, 7.50%................................    02/15/2005    1,250,000      1,382,650
  U.S. Treasury Notes, 6.875%...............................    05/15/2006    1,500,000      1,623,300
  U.S. Treasury Notes, 7.00%................................    07/15/2006      500,000        545,840
  U.S. Treasury Notes, 5.625%...............................    05/15/2008      500,000        506,640
                                                                                           -----------
    TOTAL U.S. TREASURY NOTES (COST $4,483,201).............                                 4,664,980
                                                                                           -----------
AGENCY OBLIGATIONS -- 17.7%
  Collateralized Mortgage Obligation Trust, 7.95%...........    05/01/2017      321,627        331,839
  Federal Home Loan Mortgage Corp., 8.00%...................    11/01/2008      350,419        365,531
  Federal Home Loan Mortgage Corp., 9.00%...................    11/01/2016        1,679          1,785
  Federal Home Loan Mortgage Corp., 8.00%...................    03/01/2017       27,950         29,155
  Federal National Mortgage Association, 7.00%..............    07/25/2008      500,000        507,031
  Federal National Mortgage Association, 6.00%..............    04/01/2028    1,188,669      1,157,095
  Government National Mortgage Association, 7.00%...........    02/15/2013      994,268      1,018,813
  Government National Mortgage Association, 7.00%...........    10/15/2023      906,967        921,421
  Government National Mortgage Association, 7.50%...........    03/15/2028      493,208        506,771
                                                                                           -----------
    TOTAL AGENCY OBLIGATIONS (COST $4,818,854)..............                                 4,839,441
                                                                                           -----------
CORPORATE BONDS -- 55.0%
Entertainment -- 1.8%
  Mirage Resorts, Inc., 6.625%..............................    02/01/2005      500,000        496,250
                                                                                           -----------
Finance -- 3.0%
  Fairfax Financial Holdings Ltd., 7.375%...................    04/15/2018      800,000        815,000
                                                                                           -----------
Financial Institutions -- 21.3%
  Bankers Trust Corp., 7.25%................................    10/15/2011      750,000        795,000
  Credit Suisse, 7.90%......................................    05/01/2007      500,000        539,375
  Fred Meyer, Inc., 7.45%...................................    03/01/2008      400,000        401,500
  First Union Corp., 6.824%.................................    08/01/2006      600,000        642,750
  Lehman Brothers Holdings, Inc., 8.50%.....................    08/01/2015      500,000        591,250
  Providian National Bank, 6.70%............................    03/15/2003      500,000        503,125
  Salomon, Inc., 6.875%.....................................    12/15/2003      750,000        769,688

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
  Societe Generale, 7.85%...................................    04/30/2007   $1,000,000    $ 1,068,750
  Sumitomo Bank Treasury Co., 9.40%.........................    12/29/2049      500,000        493,750
                                                                                           -----------
                                                                                             5,805,188
                                                                                           -----------
Foreign -- 7.7%
  Banque Nationale de Paris, 7.738%.........................    12/31/2049    1,000,000      1,016,250
  BCH Cayman Islands Ltd., 7.70%............................    07/15/2006      500,000        535,000
  Midland Bank Plc, 7.65%...................................    05/01/2025      500,000        553,750
                                                                                           -----------
                                                                                             2,105,000
                                                                                           -----------
Industrial -- 7.3%
  News America, Inc., 6.625%................................    01/09/2008    1,000,000        993,750
  Owens Corning, 7.50%......................................    05/01/2005      750,000        759,375
  Tenet Healthcare Corp., 7.625%............................    06/01/2008      250,000        251,250
                                                                                           -----------
                                                                                             2,004,375
                                                                                           -----------
Industrial Diversified -- 1.5%
  Dimon, Inc. Senior Notes, 8.875%..........................    06/01/2006      400,000        409,500
                                                                                           -----------
Insurance -- 2.6%
  Farmers Insurance Exchange, 8.625%........................    05/01/2024      600,000        712,500
                                                                                           -----------
Telecommunications -- 5.6%
  Comsat Corp. Medium Term Note, 8.05%......................    12/13/2006      500,000        574,450
  Continental Cablevision Senior Notes, 8.30%...............    05/15/2006      850,000        939,250
                                                                                           -----------
                                                                                             1,513,700
                                                                                           -----------
Utilities - Electric -- 3.9%
  Niagara Mohawk Power Corp., 8.50%.........................    07/01/2023      500,000        535,625
  Waterford 3 Funding, 8.09%................................    01/02/2017      500,000        518,750
                                                                                           -----------
                                                                                             1,054,375
                                                                                           -----------
Utilities - Gas -- 0.3%
  Consolidated Natural Gas Co., 8.625%......................    12/01/2011       77,000         80,658
                                                                                           -----------
    TOTAL CORPORATE BONDS (COST $14,587,138)................                                14,996,546
                                                                                           -----------
COMMERCIAL PAPER -- 8.4%
  General Electric Capital Corp., 5.48%.....................    07/01/1998      500,000        500,000
  Merrill Lynch & Co., Inc., 5.70%..........................    07/10/1998    1,300,000      1,298,148
  Prudential Funding Corp., 5.57%...........................    07/07/1998      500,000        499,536
                                                                                           -----------
    TOTAL COMMERCIAL PAPER (COST $2,297,684)................                                 2,297,684
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, June 30, 1998 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                                        SHARES         VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
SHORT TERM INVESTMENTS -- 0.3%
  Temporary Investment Fund, Inc. -- TempCash...............                     86,682    $    86,682
                                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $86,682).............                                    86,682
                                                                                           -----------
    TOTAL INVESTMENTS -- 104.0% (COST $27,736,419)..........                                28,394,464
                                                                                           -----------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.0%).............                                (1,092,143)
                                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $11.11 per share based on 2,457,412 shares
    of capital stock outstanding)...........................                               $27,302,321
                                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($27,302,321/2,457,412 shares outstanding)................                               $     11.11
                                                                                           ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

1998 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

The Market Street Fund Managed Portfolio achieved a total return of 8.2% for the first half of 1998, compared to 8.6% for the median Lipper Balanced Fund.

The S&P 500 returned 17.7% during the first half, handily outperforming the 3.9% return of the Lehman Aggregate Bond Index. However, stock market strength during the period was focused in the very largest market capitalization stocks that dominate the S&P 500. At the end of June, the asset allocation of the Portfolio was 57% common stocks, 38% fixed income and 5% cash. This is little changed from the 59% common stocks, 35% fixed income and 6% cash positions as of the end of 1997. The duration of the bond component of the Portfolio increased over the first half of the year, 5.0 years to 6.2 years.

With most of the market strength during the first half in large blue chip stocks, the Portfolio's continued focus on that capitalization segment for its stock market exposure had a positive impact on performance. During the first half of 1998, the Portfolio trimmed or eliminated a number of its capital goods, utility and energy holdings in an effort to moderately reduce our overweightings in these groups. The proceeds were used to increase exposure to healthcare, technology and consumer related sectors, which continue to be strong relative performers.

Interest rates fell during the first six months with the yield on the 30-year U.S. Treasury Bond falling from 5.92% to 5.57%. This most recent bond market rally can in part be attributed to positive comments by Federal Reserve Chairman Alan Greenspan, who stated that the U.S. economy was just now beginning to feel the effects of the Asian economic crisis, and would soon be slowing from the torrid 5.4% real GDP growth rate of the first quarter of 1998. Also, the strengthening of the U.S. dollar relative to most global currencies kept inflation fears at bay.

The Portfolio remains defensively positioned. The stock market advance has become fairly narrowly focused, with most of the recent rise attributable to increases in a relatively small number of large capitalization growth stocks. We believe that a disciplined value-oriented investment strategy is most appropriate in such a stock market environment. As for bonds, with the recent rally in fixed income markets, it seems most appropriate to emphasize income as a way to maximize returns over the near term. As always, we believe that a conservative balanced approach that emphasizes investment quality, valuation and income should serve our policyholders well in both strong markets and more turbulent ones.

David M. Brownlee, CFA
Richard A. Pender, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK -- 57.2%
Aerospace -- 1.1%
  Goodrich (B.F.) Co. ......................................        14,500    $    719,562
                                                                              ------------
Automobiles -- 1.4%
  Ford Motor Co. ...........................................        14,400         849,600
                                                                              ------------
Banks -- 4.7%
  Bank of New York Co., Inc. ...............................        11,000         667,562
  BankAmerica Corp. ........................................         7,200         622,350
  Chase Manhattan Corp. ....................................         7,680         579,840
  Citicorp..................................................         2,800         417,900
  First Union Corp. ........................................        11,000         640,750
                                                                              ------------
                                                                                 2,928,402
                                                                              ------------
Building Materials -- 1.0%
  Sherwin Williams Co. .....................................        19,000         629,375
                                                                              ------------
Business & Consumer Services -- 1.3%
  Omnicom Group, Inc. ......................................        15,500         773,062
  Sodexho Marriott Services, Inc. ..........................         1,500          43,500
                                                                              ------------
                                                                                   816,562
                                                                              ------------
Business Data Processing -- 0.6%
  Automatic Data Processing, Inc. ..........................         5,600         408,100
                                                                              ------------
Computer Products -- 0.9%
  Hewlett Packard Co. ......................................         9,000         538,875
                                                                              ------------
Consumer Products -- 2.4%
  Fortune Brands, Inc. .....................................        18,500         711,094
  Kimberly-Clark Corp. .....................................        17,500         802,812
                                                                              ------------
                                                                                 1,513,906
                                                                              ------------
Containers -- 0.5%
  Bemis Co., Inc. ..........................................         7,000         286,125
                                                                              ------------
Drugs -- 2.4%
  American Home Products Corp. .............................        19,000         983,250
  Pfizer, Inc. .............................................         5,100         554,306
                                                                              ------------
                                                                                 1,537,556
                                                                              ------------
Drugs & Health Care -- 0.4%
  Schering Plough Corp. ....................................         2,500         229,062
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electrical Equipment -- 2.6%
  Emerson Electric Co. .....................................        10,800    $    652,050
  General Electric Co. .....................................         4,700         427,700
  Grainger (W.W.), Inc. ....................................        11,600         577,825
                                                                              ------------
                                                                                 1,657,575
                                                                              ------------
Energy -- 3.2%
  Amoco Corp. ..............................................        12,800         532,800
  Exxon Corp. ..............................................         5,700         406,481
  Mobil Corp. ..............................................         9,400         720,275
  Royal Dutch Petroleum Co. ................................         6,500         356,281
                                                                              ------------
                                                                                 2,015,837
                                                                              ------------
Finance -- 3.4%
  American Express Co. .....................................         6,500         741,000
  Associates First Capital Corp. Class A....................         3,774         290,126
  *First Data Corp. ........................................        15,000         499,687
  Travelers Group, Inc. ....................................         9,750         591,094
                                                                              ------------
                                                                                 2,121,907
                                                                              ------------
Foods -- 3.3%
  Bestfoods, Inc. ..........................................        14,000         812,875
  Hershey Foods Corp. ......................................         1,400          96,600
  McCormick & Co., Inc. ....................................        12,000         428,625
  Sara Lee Corp. ...........................................        12,800         716,000
                                                                              ------------
                                                                                 2,054,100
                                                                              ------------
Health -- 1.0%
  Abbott Laboratories.......................................        16,000         654,000
                                                                              ------------
Industrial Diversified -- 3.1%
  Crown Cork & Seal Co., Inc. ..............................         6,800         323,000
  Dover Corp. ..............................................        10,000         342,500
  Parker-Hannifin Corp. ....................................        16,100         613,812
  Praxair, Inc. ............................................        14,000         655,375
                                                                              ------------
                                                                                 1,934,687
                                                                              ------------
Insurance -- 3.9%
  Allstate Corp. ...........................................         6,500         595,156
  American General Corp. ...................................        10,300         733,231
  American International Group, Inc. .......................         4,300         627,800
  Jefferson-Pilot Corp. ....................................         8,250         477,984
                                                                              ------------
                                                                                 2,434,171
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Lodging -- 0.9%
  Mariott International, Inc., Class A......................        18,500    $    598,937
                                                                              ------------
Medical & Medical Services -- 0.8%
  Becton, Dickinson & Co. ..................................         6,500         504,562
                                                                              ------------
Medical Equipment & Supplies -- 1.5%
  Johnson & Johnson.........................................        12,500         921,875
                                                                              ------------
Oil Field Equipment & Services -- 2.1%
  Chevron Corp. ............................................         5,100         423,619
  Halliburton Co. ..........................................        11,000         490,187
  Schlumberger Ltd. ........................................         5,600         382,550
                                                                              ------------
                                                                                 1,296,356
                                                                              ------------
Publishing -- 2.3%
  Gannett, Inc. ............................................        10,200         724,838
  McGraw-Hill, Inc. ........................................         8,700         709,594
                                                                              ------------
                                                                                 1,434,432
                                                                              ------------
Railroads -- 2.0%
  Canadian Pacific Ltd. ....................................        31,000         879,625
  Union Pacific Corp., Series A.............................         8,800         388,300
                                                                              ------------
                                                                                 1,267,925
                                                                              ------------
Retail -- 2.3%
  May Department Stores Co. ................................         8,000         524,000
  Sears, Roebuck & Co. .....................................        15,000         915,938
                                                                              ------------
                                                                                 1,439,938
                                                                              ------------
Retail -- Apparel -- 0.8%
  Gap, Inc. ................................................         8,000         493,000
                                                                              ------------
Retail Merchandising -- 0.3%
  *Costco Companies, Inc. ..................................         2,800         176,575
                                                                              ------------
Technology -- 1.5%
  Intel Corp. ..............................................         2,500         185,313
  International Business Machines Corp. ....................         6,600         757,763
                                                                              ------------
                                                                                   943,076
                                                                              ------------
Tobacco -- 0.5%
  Philip Morris Cos., Inc. .................................         7,800         307,125
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY       SHARES
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         OR PAR         VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities - Electric -- 2.3%
  Duke Power Co. ...........................................                       6,300    $    373,275
  Florida Progress Corp. ...................................                       8,700         357,788
  FPL Group, Inc. ..........................................                       5,800         365,400
  Pacificorp................................................                      15,000         339,375
                                                                                            ------------
                                                                                               1,435,838
                                                                                            ------------
Utilities - Gas -- 1.5%
  Enron Corp. ..............................................                      11,000         594,688
  Sonat, Inc. ..............................................                       8,700         336,038
                                                                                            ------------
                                                                                                 930,726
                                                                                            ------------
Utilities - Telephone -- 1.2%
  GTE Corp. ................................................                      13,000         723,125
                                                                                            ------------
    TOTAL COMMON STOCK (COST $22,800,900)...................                                  35,802,892
                                                                                            ------------
PREFERRED STOCK -- 0.4%
  Microsoft Corp., Preferred Series A Convertible, 2.75%....                       2,700         256,500
                                                                                            ------------
    TOTAL PREFERRED STOCK (COST $215,887)...................                                     256,500
                                                                                            ------------
U.S. TREASURY NOTES -- 11.2%
  U.S. Treasury Notes, 5.375%...............................    06/30/2003    $4,500,000    $  4,480,605
  U.S. Treasury Notes, 5.375%...............................    05/15/2008     2,500,000       2,533,200
                                                                                            ------------
    TOTAL U.S. TREASURY NOTES (COST $7,026,982).............                                   7,013,805
                                                                                            ------------
U.S. TREASURY BONDS -- 3.4%
  U.S. Treasury Bond, 6.125%................................    11/15/2027     2,000,000       2,143,020
                                                                                            ------------
    TOTAL U.S. TREASURY BONDS (COST $2,036,875).............                                   2,143,020
                                                                                            ------------
AGENCY OBLIGATIONS -- 8.9%
  Collateralized Mortgage Obligation Trust, 7.950%..........    05/01/2017       321,627         331,839
  Federal Home Loan Mortgage Corp., 9.50%...................    03/01/2006       175,679         184,463
  Federal Home Loan Mortgage Corp., 8.00%...................    11/01/2008       350,419         365,531
  Federal Home Loan Mortgage Corp., 6.50%...................    01/01/2011       693,187         697,952
  Federal National Mortgage Association, 7.00%..............    03/01/2008       400,002         407,377
  Federal National Mortgage Association, 7.75%..............    03/01/2008       197,740         203,857
  Federal National Mortgage Association, 7.75%..............    05/01/2008       117,073         120,695
  Federal National Mortgage Association, 7.00%..............    07/25/2008     1,500,000       1,521,094
  Federal National Mortgage Association, 8.00%..............    11/01/2022       524,503         543,352
  Federal National Mortgage Association, 6.00%..............    09/01/2025       481,482         468,692

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS (CONTINUED)
  Government National Mortgage Association, 8.00%...........    03/15/2007    $  308,649    $    319,838
  Government National Mortgage Association, 8.00%...........    08/15/2008       404,737         419,409
                                                                                            ------------
    TOTAL AGENCY OBLIGATIONS (COST $5,540,989)..............                                   5,584,099
                                                                                            ------------
CORPORATE BONDS -- 14.3%
Broker -- 1.8%
  Lehman Brothers Holdings, Inc., 8.50%.....................    08/01/2015       500,000         591,250
  Salomon, Inc., 6.875%.....................................    12/15/2003       500,000         513,125
                                                                                            ------------
                                                                                               1,104,375
                                                                                            ------------
Entertainment -- 0.8%
  Mirage Resorts, Inc., 6.625%..............................    02/01/2005       500,000         496,250
                                                                                            ------------
Finance -- 0.9%
  Fairfax Financial Holdings Ltd., 7.375%...................    04/15/2018       550,000         560,313
                                                                                            ------------
Financial Institutions -- 1.9%
  Credit Suisse, 7.90%......................................    05/01/2007       500,000         539,375
  First Union Corp., 6.824%.................................    08/01/2006       600,000         642,750
                                                                                            ------------
                                                                                               1,182,125
                                                                                            ------------
Foreign Financial Institutions -- 3.0%
  Banque Nationale de Paris, 7.738%.........................    12/31/2049       500,000         508,125
  BCH Cayman Islands Ltd., 7.70%............................    07/15/2006       500,000         535,000
  Midland Bank Plc, 7.65%...................................    05/01/2025       550,000         609,125
  Sumitomo Bank Treasury Co., 9.40%.........................    12/29/2049       250,000         246,875
                                                                                            ------------
                                                                                               1,899,125
                                                                                            ------------
Industrial -- 0.8%
  Owens Corning, 7.50%......................................    05/01/2005       500,000         506,250
                                                                                            ------------
Insurance -- 1.3%
  Farmers Insurance Exchange, 8.625%........................    05/01/2024       700,000         831,250
                                                                                            ------------
Retail Food Chains -- 0.5%
  Fred Meyer, Inc., 7.45%...................................    03/01/2008       300,000         301,125
                                                                                            ------------
Telecommunications -- 1.8%
  Comsat Corp. Medium Term Note, 8.05%......................    12/13/2006       500,000         574,450
  Continental Cablevision Senior Notes, 8.30%...............    05/15/2006       500,000         552,500
                                                                                            ------------
                                                                                               1,126,950
                                                                                            ------------
Tobacco -- 0.6%
  Dimon, Inc. Senior Notes, 8.875%..........................    06/01/2006       400,000         409,500
                                                                                            ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 1998 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY       SHARES
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         OR PAR         VALUE
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Utilities -- 0.9%
  Niagara Mohawk Power Corp., 8.50%.........................    07/01/2023    $  500,000    $    535,625
                                                                                            ------------
    TOTAL CORPORATE BONDS (COST $8,607,106).................                                   8,952,888
                                                                                            ------------
COMMERCIAL PAPER--20.0%
  Associates Corp. of North America, 5.56%..................    07/23/1998     2,500,000       2,491,506
  Commercial Credit Corp., 5.57%............................    07/15/1998     3,000,000       2,993,502
  Merrill Lynch & Co., Inc., 5.60%..........................    07/10/1998     1,500,000       1,497,900
  Merrill Lynch & Co., Inc., 5.60%..........................    07/07/1998     1,000,000         999,067
  Norwest Corp., 5.57%......................................    07/20/1998     3,000,000       2,991,181
  Prudential Funding Corp., 5.53%...........................    07/21/1998     1,600,000       1,595,084
                                                                                            ------------
    TOTAL COMMERCIAL PAPER (COST $12,568,240)...............                                  12,568,240
                                                                                            ------------
SHORT TERM INVESTMENTS -- 0.9%
  Temporary Investment Fund, Inc. -- TempCash...............                     574,612         574,612
                                                                                            ------------
    TOTAL SHORT TERM INVESTMENTS (COST $574,612)............                                     574,612
                                                                                            ------------
    TOTAL INVESTMENTS -- 116.3% (COST $59,371,591)..........                                  72,896,056
LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.3%)............                                 (10,203,354)
                                                                                            ------------
NET ASSETS -- 100.0%
  (Equivalent to $17.28 per share based on 3,628,713 shares
    of capital stock outstanding)...........................                                $ 62,692,702
                                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($62,692,702/3,628,713 shares outstanding)................                                $      17.28
                                                                                            ============

*Non-Income Producing
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

1998 Semi-Annual Report
Sentinel Advisors Company

--------------------------------------------------------------------------------

The Market Street Fund Aggressive Growth Portfolio achieved a total return of 7.4% for the first six months of 1998, compared to 6.0% for the median Lipper Small Company fund.

The Russell 2000 stock index (a good proxy for small stocks) returned 5.3% for the first half of 1998. The Market Street Fund Aggressive Growth Portfolio's somewhat better relative performance for the first six months of this year is mostly attributed to the strong relative performance of selected holdings in the consumer staples, healthcare, financial and technology sectors. The Portfolio's above-average exposure to the computer services and software industries also has been helpful so far this year. The Portfolio's six-month returns were muted by its exposure to the energy service industry.

Our investment strategy going forward will continue to emphasize non-cyclical companies that are likely to grow earnings consistently at a rate much faster than the overall economy. The Portfolio's exposure to technology remains concentrated in service providers and software companies that enhance productivity. With an eye toward important and potentially rewarding trends and a bias for valuable brands or "franchises," we continue to look for opportunities to own superior businesses at reasonable valuations.

Scott T. Brayman, CFA
Robert L. Lee, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 90.5%
Banks -- 4.1%
  Cullen Frost Bankers, Inc. ...............................        15,000    $   813,750
  Mercantile Bankshares Corp. ..............................        18,000        626,625
  Wilmington Trust Corp. ...................................        13,000        791,375
                                                                              -----------
                                                                                2,231,750
                                                                              -----------
Beverages -- 0.6%
  *Robert Mondavi Corp., Class A............................        11,000        312,125
                                                                              -----------
Business & Consumer Services -- 11.7%
  *Affiliated Computer Services, Inc. ......................        56,000      2,156,000
  Analysts International Corp. .............................        40,000      1,135,000
  *Caci International, Inc. ................................        42,000        884,625
  *Healthcare Services Group................................        48,500        769,937
  *Sterling Commerce, Inc...................................        31,000      1,503,500
                                                                              -----------
                                                                                6,449,062
                                                                              -----------
Business Services, Media, Etc. -- 3.9%
  *Catalina Marketing Corp. ................................        21,000      1,090,687
  *Unifirst Corp. ..........................................        42,000      1,050,000
                                                                              -----------
                                                                                2,140,687
                                                                              -----------
Communications -- 0.6%
  *Dynatech Corp. ..........................................         7,000         21,875
  *True North Communications................................        11,000        321,750
                                                                              -----------
                                                                                  343,625
                                                                              -----------
Cosmetics and Toiletries -- 2.1%
  Alberto-Culver Co. Class A................................        46,000      1,167,250
                                                                              -----------
Drugs -- 3.2%
  *Scherer (R.P.) Corp......................................        20,000      1,772,500
                                                                              -----------
Electronics -- 6.0%
  Dallas Semiconductor Corp. ...............................        23,000        713,000
  Harman International Industries, Inc. ....................        22,000        847,000
  Methode Electronics, Inc. Class A.........................        75,000      1,162,500
  *Photronics Labs, Inc. ...................................        25,900        571,419
                                                                              -----------
                                                                                3,293,919
                                                                              -----------
Energy -- 1.5%
  *Calenergy Company, Inc. .................................        28,000        841,750
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Environmental Control -- 3.2%
  Donaldson Co., Inc. ......................................        40,200    $   949,725
  *Tetra Technologies, Inc. ................................        49,000        808,500
                                                                              -----------
                                                                                1,758,225
                                                                              -----------
Financial -- 2.1%
  Duff & Phelps Credit Rating Co. ..........................        21,000      1,170,750
                                                                              -----------
Food & Food Distributors -- 4.4%
  Goodmark Foods, Inc. .....................................        25,100        743,587
  Smart & Final, Inc. ......................................        24,000        411,000
  Tootsie Roll Industries, Inc. ............................        16,000      1,228,000
  *Worthington Foods, Inc. .................................         2,500         52,344
                                                                              -----------
                                                                                2,434,931
                                                                              -----------
Healthcare Providers -- 3.3%
  *Genesis Health Ventures, Inc. ...........................        47,000      1,175,000
  HealthPlan Services Corp. ................................        36,000        630,000
                                                                              -----------
                                                                                1,805,000
                                                                              -----------
Industrial Diversified -- 6.1%
  *Bush Boake Allen, Inc. ..................................        48,000      1,407,000
  Cambrex Corp. ............................................        60,000      1,575,000
  Lawter International, Inc. ...............................        35,500        386,062
                                                                              -----------
                                                                                3,368,062
                                                                              -----------
Insurance -- 4.5%
  Enhance Financial Services Group, Inc. ...................        22,000        742,500
  Executive Risk, Inc. .....................................         2,000        147,500
  *HCC Insurance Holdings, Inc. ............................        12,400        272,800
  *Horace Mann Educators Corp. .............................         9,000        310,500
  Life Re Corp. ............................................        12,500      1,025,000
                                                                              -----------
                                                                                2,498,300
                                                                              -----------
Manufacturing - Diversified -- 4.8%
  AptarGroup, Inc. .........................................        21,000      1,305,937
  Tyco International Ltd. ..................................        21,000      1,323,000
                                                                              -----------
                                                                                2,628,937
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Equipment & Supplies -- 7.1%
  Ballard Medical Products..................................        31,000    $   558,000
  Hillenbrand Industries, Inc. .............................        29,000      1,740,000
  Life Technologies, Inc. ..................................        36,000      1,129,500
  *Minntech Corp. ..........................................        38,000        470,250
                                                                              -----------
                                                                                3,897,750
                                                                              -----------
Oil Field Equipment & Services -- 1.3%
  *Smith International, Inc. ...............................        21,000        731,063
                                                                              -----------
Railroads -- 0.4%
  *Railtex, Inc. ...........................................        14,000        185,500
                                                                              -----------
Real Estate -- 2.5%
  Chateau Communities, Inc. ................................        48,000      1,380,000
                                                                              -----------
Restaurants -- 5.1%
  Applebee's International, Inc. ...........................        18,000        402,750
  Ruby Tuesday, Inc. .......................................        86,000      1,333,000
  Sbarro, Inc. .............................................        40,000      1,085,000
                                                                              -----------
                                                                                2,820,750
                                                                              -----------
Retail - Clothing and Apparel -- 4.2%
  *Gymboree Corp. ..........................................        18,000        272,813
  *Lands' End, Inc. ........................................        17,000        537,625
  *The Wet Seal, Inc., Class A..............................        46,000      1,472,000
                                                                              -----------
                                                                                2,282,438
                                                                              -----------
Retail Stores -- 4.5%
  Casey General Stores, Inc. ...............................        40,000        662,500
  Ethan Allen Interiors, Inc. ..............................        18,000        898,875
  *Petco Animal Supplies, Inc. .............................        47,000        937,063
                                                                              -----------
                                                                                2,498,438
                                                                              -----------
Semiconductors -- 1.1%
  *Novellus Systems, Inc. ..................................        17,000        606,688
                                                                              -----------
Software -- 2.2%
  *Filenet Corp. ...........................................        42,000      1,212,750
                                                                              -----------
    TOTAL COMMON STOCK (COST $40,449,016)...................                   49,832,250
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY       SHARES
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         OR PAR         VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BOND -- 0.1%
  Phoenix Investment Partners Ltd., 6.00%...................    11/01/2015    $   62,500    $    71,440
                                                                                            -----------
    TOTAL CORPORATE BOND (COST $70,602).....................                                     71,440
                                                                                            -----------
COMMERCIAL PAPER -- 8.3%
  General Electric Capital Corp., 5.62%.....................    07/07/1998     2,600,000      2,597,565
  Norwest Corp., 5.53%......................................    07/01/1998     2,000,000      2,000,000
                                                                                            -----------
    TOTAL COMMERCIAL PAPER (COST $4,597,565)................                                  4,597,565
                                                                                            -----------
SHORT TERM INVESTMENTS -- 1.0%
  Temporary Investment Fund, Inc. - TempCash................                     564,901        564,901
                                                                                            -----------
    TOTAL SHORT TERM INVESTMENTS (COST $564,901)............                                    564,901
                                                                                            -----------
    TOTAL INVESTMENTS -- 99.9% (COST $45,682,084)...........                                 55,066,156
                                                                                            -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%...............                                     31,228
                                                                                            -----------
NET ASSETS -- 100.0%
  (Equivalent to $21.80 per share based on 2,527,470 shares
    of capital stock outstanding)...........................                                $55,097,384
                                                                                            ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($55,097,384/2,527,470 shares outstanding)................                                $     21.80
                                                                                            ===========

* Non-income producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

1998 Semi-Annual Review
The Boston Company Asset Management, Inc.

--------------------------------------------------------------------------------

The Market Street Fund International Portfolio earned a total return of 13.64% during the first six months of 1998. Over the same period, the MSCI EAFE Index earned 15.9%. Economic turbulence in Asia held down performance of the equity markets all around the world in the second quarter. The first quarter performance for the Portfolio and the Index had been very strong. The underperformance in the second quarter was largely due to value stocks lagging in Europe in June. The situation in Asia has worsened over the past few months. The newly industrialized nations of the region are facing an economic recession and the area's stronger economies, such as Hong Kong and Singapore, are feeling the effects of their economic collapse. Japan's index alone was down 2.6% for the first half.

The Asian crisis has affected the European markets both directly and indirectly through trade linkages. However, the European stock markets proved to be remarkably resilient with the MSCI European index rising 26.5%. The core domestic European economy has been strong. European Monetary Union, less than six months away, is perceived to be a catalyst in unlocking economic value through positive economic reforms and improved corporate efficiencies.

The world economic backdrop with slower economic growth forecasts, low bond yields and the developments in Asian and European markets did not favor value stocks in the second quarter. We viewed this as an opportunity to initiate positions on good quality, undervalued companies with sound fundamentals. We continue to adhere to our value discipline sincerely and are confident that as the year unfolds, our strategy will pay off.

Sandor Cseh, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK -- 94.7%
Argentina -- 0.7%
  YPF Sociedad Anonima ADR..................................        17,000    $   511,062
                                                                              -----------
Australia -- 2.4%
  *Australia & New Zealand Bank Group Ltd...................       110,178        760,055
  Boral Ltd.................................................       231,547        434,457
  *Orica Ltd................................................        29,500        174,458
  *Pacific Dunlop Ltd.......................................       229,642        371,156
                                                                              -----------
                                                                                1,740,126
                                                                              -----------
Austria -- 1.1%
  Bank Austria AG...........................................         8,400        681,974
  Bank Austria AG -- Preferred..............................         2,000        143,633
                                                                              -----------
                                                                                  825,607
                                                                              -----------
Denmark -- 0.6%
  *Jyske Bank...............................................         3,590        423,475
                                                                              -----------
Finland -- 0.8%
  Kesko Oyj.................................................        35,000        551,811
                                                                              -----------
France -- 10.3%
  *Alstom S.A...............................................        18,315        596,382
  Bongrain..................................................           800        401,718
  Credit Local de France....................................         4,000        538,535
  Danone....................................................         2,954        814,471
  Elf Aquitaine ADR.........................................        16,451      1,168,021
  Guyenne Et Gascogne SA....................................         1,500        611,558
  L'Air Liquide.............................................         3,037        502,311
  *Michelin-(CGDE)..........................................         8,075        466,120
  Pechiney SA...............................................         9,000        362,469
  Societe Generale..........................................         5,728      1,190,880
  *Thomson CSF..............................................        14,419        548,520
  *Usinor Sacilor...........................................        27,000        417,100
                                                                              -----------
                                                                                7,618,085
                                                                              -----------
Germany -- 13.0%
  Bayer AG..................................................        20,600      1,065,932
  Deutsche Bank AG..........................................        11,500        972,228
  Deutsche Lufthansa AG.....................................        27,800        699,994
  GEA AG....................................................         1,600        624,920
  Hoechst AG................................................        13,000        653,590
  Hugo Boss AG..............................................           170        374,841
  *Km Europa Metal AG.......................................         1,000        126,314

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Germany (Continued)
  Merck KGAA................................................        13,000    $   582,650
  *Rheinmetall AG...........................................        13,900        396,586
  Siemens AG................................................        17,000      1,037,407
  Tarkett AG................................................        11,000        365,645
  Veba AG...................................................        13,250        890,782
  *Viag AG..................................................         1,470      1,011,473
  Volkswagen................................................           800        772,508
                                                                              -----------
                                                                                9,574,870
                                                                              -----------
Greece -- 0.6%
  Hellenic Telecommunications...............................        32,000        408,000
                                                                              -----------
Hong Kong -- 2.3%
  Guoco Group Ltd...........................................        76,000         79,937
  Henderson Investment Ltd..................................       865,000        449,324
  Hong Kong Electric........................................       230,000        712,389
  HSBC Holdings Plc.........................................        14,632        357,841
  Swire Pacific Ltd. B......................................       200,000        120,022
                                                                              -----------
                                                                                1,719,513
                                                                              -----------
Italy -- 3.0%
  Ente Nazionale Idrocarburi SpA............................        16,000      1,040,000
  Istituto Mobiliare Italiano ADR...........................         7,500        357,656
  Telecom Italia SpA........................................       165,000        798,754
                                                                              -----------
                                                                                2,196,410
                                                                              -----------
Japan -- 22.2%
  Canon, Inc................................................        39,000        885,182
  Credit Saison Co..........................................        39,500        782,685
  Dai-Tokyo Fire and Marine Insurance.......................       143,000        497,669
  Fuji Machine..............................................        21,000        556,832
  Hitachi Ltd...............................................        75,000        489,066
  Honda Motor Co. Ltd.......................................        18,000        640,703
  Ito Yokado Co. Ltd........................................        15,000        705,768
  Kao Corp..................................................        53,000        817,235
  Mabuchi Motors............................................        16,000      1,014,519
  Marubeni Corp.............................................       210,000        419,137
  Matsumotokiyoshi..........................................        14,500        509,853
  Mikuni Coca-Cola Bottling Co. Ltd.........................        18,000        308,679
  Mineba Co. Ltd............................................        87,000        865,706
  Mitsubishi Heavy Industries Ltd...........................       110,000        415,319
  Murata Manufacturing Co. Ltd..............................        26,000        839,284

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Japan (Continued)
  Namco Ltd.................................................        19,200    $   448,233
  Nichiei...................................................        10,300        705,047
  Nishimatsu Construction...................................        65,000        318,478
  Rinnai Corp...............................................        37,000        559,859
  Rohm Co. Ltd..............................................         7,000        716,216
  Sankyo Co. Ltd............................................        19,000        308,030
  Sekisui Chemical Co.......................................        75,000        383,687
  Sekisui House.............................................        25,000        193,645
  Sony Corp.................................................        12,000      1,033,253
  Toshiba Corp..............................................       103,000        420,802
  Toyota Motor Corp.........................................        21,000        543,214
  Yamanouchi Pharmaceuticals................................        32,000        666,354
  Yamato Transportation.....................................        33,000        369,745
                                                                              -----------
                                                                               16,414,200
                                                                              -----------
Korea -- 0.0%
  Kookmin Bank GDR..........................................           574          2,197
                                                                              -----------
Netherlands -- 7.4%
  ABN Amro Holding..........................................        39,937        934,511
  AKZO N.V. ADR.............................................         6,100        676,337
  Hollandsche Beton.........................................        35,080        731,183
  Hunter Douglas N.V........................................        18,193        988,249
  Koninklijke K.N.P.........................................        25,400        655,534
  KPN ADS...................................................         9,490        603,801
  Philips Electronics N.V. ADR..............................         6,500        552,500
  *Stork N.V................................................        10,000        318,550
                                                                              -----------
                                                                                5,460,665
                                                                              -----------
New Zealand -- 0.2%
  Air New Zealand...........................................       101,091        108,624
  *Fletcher Challenge Paper.................................        64,514         71,666
                                                                              -----------
                                                                                  180,290
                                                                              -----------
Norway -- 0.8%
  *Fred Olsen Energy ASA....................................        19,750        262,525
  Orkla.....................................................        16,000        336,742
                                                                              -----------
                                                                                  599,267
                                                                              -----------
Peru -- 0.4%
  *Telefonica del Peru S.A. ADR.............................        13,200        269,775
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Portugal -- 0.5%
  *Banco Pinto & Sotto Mayor SA.............................        14,400    $   357,427
                                                                              -----------
Singapore -- 1.0%
  Development Bank..........................................       136,000        752,658
                                                                              -----------
Spain -- 5.2%
  Corporacion Bancaria de Espanol ADR.......................        22,700      1,024,337
  Endesa SA.................................................        39,700        870,034
  Gas y Electricidad SA.....................................         8,591        654,889
  Repsol ADR................................................        23,000      1,265,000
                                                                              -----------
                                                                                3,814,260
                                                                              -----------
Sweden -- 3.3%
  Autoliv, Inc..............................................        32,000      1,023,204
  Pharmacia & Upjohn, Inc. -- ADR...........................        21,400        987,075
  Scania AB, -- Class A -- ADR..............................        14,800        360,027
  Scania AB, -- Class B -- ADR..............................         3,000         72,790
                                                                              -----------
                                                                                2,443,096
                                                                              -----------
Switzerland -- 3.7%
  *Barry Callebaut AG -- Registered Shares..................         1,628        350,971
  Forbo Holding AG -- Registered Shares.....................         1,430        727,817
  Sulzer AG -- Registered Shares............................           830        655,000
  *United Bank of Switzerland -- Registered Shares..........         2,750      1,022,541
                                                                              -----------
                                                                                2,756,329
                                                                              -----------
United Kingdom -- 15.2%
  British Airways Plc ADR...................................         4,000        430,250
  British Airways Plc.......................................        18,384        198,919
  BTR Ordinary Plc..........................................       227,543        645,414
  Bunzl Plc.................................................       192,146        904,080
  *Laird Group Ordinary.....................................       110,000        512,063
  Lucasvarity Plc...........................................       250,605        995,161
  Medeva Plc................................................       127,000        362,348
  *Powergen Plc.............................................        74,288      1,026,296
  Rio Tinto Plc.............................................        62,845        707,784
  *Royal & Sun Alliance Insurance Group Plc.................        95,106        983,054
  *Safeway Plc..............................................       149,168        976,881
  Stakis Plc................................................       275,000        557,488
  *Standard Chartered Bank..................................        66,000        749,924

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, June 30, 1998 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
United Kingdom (Continued)
  *Storehouse Plc...........................................       222,000    $   929,722
  Tomkins Plc...............................................       232,436      1,261,383
                                                                              -----------
                                                                               11,240,767
                                                                              -----------
    TOTAL COMMON AND PREFERRED STOCK (COST $62,122,171).....                   69,859,890
                                                                              -----------
SHORT-TERM INVESTMENTS -- 3.5%
  Temporary Investment Fund, Inc. -- TempCash...............     2,614,694      2,614,694
                                                                              -----------
    TOTAL SHORT-TERM INVESTMENTS (COST $2,614,694)..........                    2,614,694
                                                                              -----------
    TOTAL INVESTMENTS -- 98.2% (COST $64,736,865)...........                   72,474,584
                                                                              -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.8%...............                    1,345,163
                                                                              -----------
NET ASSETS -- 100.0%
  (Equivalent to $14.33 per share based on 5,150,593 shares
    of capital stock outstanding)...........................                  $73,819,747
                                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($73,819,747/5,150,593 shares outstanding)................                  $     14.33
                                                                              ===========

* Non-income producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

1998 Semi-Annual Report
Sentinel Advisors Company

--------------------------------------------------------------------------------

The Market Street Fund Sentinel Growth Portfolio earned a total return of 7.3% during the first six months of 1998. Over the same period, the S&P 500 earned a 17.7% return, the S&P mid Cap Index earned an 8.6% return, and the median fund in the Lipper Growth Universe earned a 15.6% return.

Large capitalization stocks, continuing a pattern established in the first quarter, outperformed mid-cap and small-cap stocks by a wide margin. The primary reasons for the strong performance of large cap stocks appear to be a preference among U.S. investors for companies with earnings, predictability and trading liquidity; and a preference among foreign investors for large, well-known companies. The Portfolio, which is focused on reasonably valued stocks across all market caps, did not participate fully in the large cap rally during the six-month period but did perform in line with the S&P mid Cap Index.

Contributing positively to the fund during the first half were healthcare stocks and technology stocks. The Portfolio's positions in specialty retailers, tobacco stocks, and selected small cap technology stocks hurt performance during the first half.

Our strategy continues to emphasize "franchise" companies that are selling at modest price/earnings and price/cash flow multiples. In addition, we seek companies that are demonstrating positive revenue and earnings trends.

Robert L. Lee, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK -- 95.6%
Aerospace -- 2.0%
  Goodrich (B.F.) Co. ......................................    4,300     $   213,387
                                                                          -----------
Banks -- 3.0%
  BankAmerica Corp. ........................................      700          60,506
  Cullen Frost Bankers, Inc. ...............................    2,700         146,475
  Mercantile Bankshares Corp. ..............................    3,400         118,362
                                                                          -----------
                                                                              325,343
                                                                          -----------
Business & Consumer Services -- 6.3%
  *Catalina Marketing Corp. ................................    3,200         166,200
  Omnicom Group, Inc. ......................................    4,400         219,450
  Sodexho Marriot Services, Inc. ...........................      525          15,225
  *Sterling Commerce, Inc. .................................    5,600         271,600
                                                                          -----------
                                                                              672,475
                                                                          -----------
Business Data Processing -- 0.6%
  Automatic Data Processing, Inc. ..........................      800          58,300
                                                                          -----------
Chemicals - Specialty -- 2.8%
  *Bush Boake Allen, Inc. ..................................    2,700          79,144
  Cambrex Corp. ............................................    5,000         131,250
  Praxair, Inc. ............................................    2,000          93,625
                                                                          -----------
                                                                              304,019
                                                                          -----------
Communications -- 2.3%
  AT&T Corp. ...............................................      900          51,412
  *Cox Communications, Inc. ................................    4,000         193,750
                                                                          -----------
                                                                              245,162
                                                                          -----------
Computer Peripherals -- 1.0%
  *Cisco Systems, Inc. .....................................    1,200         110,475
                                                                          -----------
Computer Products -- 1.1%
  Hewlett Packard Co. ......................................    2,000         119,750
                                                                          -----------
Computer Services -- 4.8%
  *Affiliated Computer Services, Inc. ......................    10,400        400,400
  Electronic Data Systems Corp. ............................    3,000         120,000
                                                                          -----------
                                                                              520,400
                                                                          -----------
Drug Delivery -- 2.8%
  *Scherer (R.P.) Corp. ....................................    2,200         194,975
  Schering Plough Corp. ....................................    1,200         109,950
                                                                          -----------
                                                                              304,925
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electric Power -- 1.0%
  *Calenergy Company, Inc. .................................    3,600     $   108,225
                                                                          -----------
Electronics -- 1.3%
  Motorola, Inc. ...........................................    2,700         141,919
                                                                          -----------
Finance -- 2.6%
  American Express Co. .....................................      800          91,200
  SLM Holding Corp. ........................................    3,850         188,650
                                                                          -----------
                                                                              279,850
                                                                          -----------
Foods -- 1.0%
  McCormick & Co., Inc. ....................................    3,000         107,156
                                                                          -----------
Health -- 3.8%
  Abbott Laboratories.......................................    1,300          53,137
  American Home Products Corp. .............................    3,000         155,250
  Medtronic, Inc. ..........................................    1,800         114,750
  Merck & Co., Inc. ........................................      600          80,250
                                                                          -----------
                                                                              403,387
                                                                          -----------
Healthcare Providers -- 4.7%
  Becton Dickinson & Co. ...................................    3,000         232,875
  Columbia/HCA Healthcare Corp. ............................    2,850          83,006
  *Genesis Health Ventures, Inc. ...........................    7,700         192,500
                                                                          -----------
                                                                              508,381
                                                                          -----------
Industrial Diversified -- 1.1%
  Parker-Hannifin Corp. ....................................    3,200         122,000
                                                                          -----------
Insurance -- 4.8%
  Allstate Corp. ...........................................    1,500         137,344
  Enhance Financial Services Group, Inc. ...................    3,600         121,500
  Executive Risk, Inc. .....................................    1,400         103,250
  Life Re Corp. ............................................    1,900         155,800
                                                                          -----------
                                                                              517,894
                                                                          -----------
Lodging -- 1.3%
  Marriott International, Inc., Class A.....................    4,200         135,975
                                                                          -----------
Manufacturing - Diversified -- 2.9%
  Tyco International Ltd. ..................................    5,000         315,000
                                                                          -----------
Medical Equipment & Supplies -- 1.9%
  Hillenbrand Industries, Inc. .............................    3,500         210,000
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Field Equipment & Services -- 1.1%
  Schlumberger Ltd. ........................................    1,800     $   122,962
                                                                          -----------
Restaurants -- 5.6%
  *Outback Steakhouse, Inc. ................................    4,300         167,700
  Ruby Tuesday, Inc. .......................................    16,800        260,400
  Sbarro, Inc. .............................................    6,400         173,600
                                                                          -----------
                                                                              601,700
                                                                          -----------
Retail - Apparel -- 0.5%
  Gap, Inc. ................................................      900          55,462
                                                                          -----------
Retail - Clothing and Apparel -- 4.1%
  *Gymboree Corp. ..........................................    6,000          90,938
  *Lands' End, Inc. ........................................    4,400         139,150
  *The Wet Seal, Inc., Class A..............................    6,500         208,000
                                                                          -----------
                                                                              438,088
                                                                          -----------
Retail Merchandising -- 0.5%
  Costco Companies, Inc. ...................................      800          50,450
                                                                          -----------
Retail Stores -- 7.3%
  Ethan Allen Interiors, Inc. ..............................    3,200         159,800
  Home Depot, Inc. .........................................      600          49,838
  TJX Companies, Inc. ......................................    13,400        323,275
  Wal-Mart Stores, Inc. ....................................    4,100         249,075
                                                                          -----------
                                                                              781,988
                                                                          -----------
Semiconductors -- 5.9%
  Belden, Inc. .............................................    3,800         116,375
  Dallas Semiconductor Corp. ...............................    3,800         117,800
  Intel Corp. ..............................................    2,200         163,075
  *Novellus Systems, Inc. ..................................    5,000         178,438
  *Photronics Labs, Inc. ...................................    2,800          61,775
                                                                          -----------
                                                                              637,463
                                                                          -----------
Software -- 4.6%
  Filenet Corp. ............................................    4,000         115,500
  Microsoft Corp. ..........................................    2,000         216,750
  *Novell, Inc. ............................................    13,000        165,750
                                                                          -----------
                                                                              498,000
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY      SHARES
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE        OR PAR         VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Telecommunications -- 7.5%
  *Airtouch Communications, Inc. ...........................                      4,500    $   262,969
  *Applied Materials, Inc. .................................                      5,800        171,100
  *KLA-Tencor Corp. ........................................                      4,700        130,131
  Lucent Technologies, Inc. ................................                      1,800        149,738
  *WorldCom, Inc. ..........................................                      2,000         96,875
                                                                                           -----------
                                                                                               810,813
                                                                                           -----------
Tobacco -- 3.4%
  Philip Morris Cos., Inc. .................................                      6,500        255,938
  UST, Inc. ................................................                      4,100        110,700
                                                                                           -----------
                                                                                               366,638
                                                                                           -----------
Utilities - Telephone -- 2.0%
  GTE Corp. ................................................                      3,900        216,938
                                                                                           -----------
    TOTAL COMMON STOCK (COST $9,521,435)....................                                10,304,525
                                                                                           -----------
COMMERCIAL PAPER -- 3.7%
  Merrill Lynch & Co., Inc., 5.90%..........................    07/02/1998    $ 400,000        399,934
                                                                                           -----------
    TOTAL COMMERCIAL PAPER (COST $399,934)..................                                   399,934
                                                                                           -----------
SHORT TERM INVESTMENTS -- 0.6%
  Temporary Investment Fund, Inc. -- TempCash...............                     63,302         63,302
                                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $63,302).............                                    63,302
                                                                                           -----------
    TOTAL INVESTMENTS -- 99.9% (COST $9,984,671)............                                10,767,761
                                                                                           -----------
    OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%...........                                     7,560
                                                                                           -----------
NET ASSETS -- 100%
  (Equivalent to $12.42 per share based on 867,914 shares of
    capital stock outstanding)..............................                               $10,775,321
                                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($10,775,321/867,914 shares outstanding)..................                               $     12.42
                                                                                           ===========

* Non-Income Producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

1998 Semi-Annual Review
Providentmutual Investment Management Company

--------------------------------------------------------------------------------

The total return for the Market Street Fund Large Cap Growth Portfolio since inception on May 4, 1998 through June 30 was 2.4%. This return is only for a short time period and compares to the portfolio's style benchmark for the same period of 3.65%. The Wilshire series of style indices referred to as the "Quantum" indices are the style benchmarks with which we compare the portfolio's performance.

Providentmutual Investment Management Company has selected the following sub-advisers to perform the day-to-day management of the portfolio. The three firms chosen possess a proven large cap growth orientation and discipline.

                          MANAGER                             FUND %
                          -------                             ------
Geewax Terker & Co. ........................................    45%
Cohen, Klingenstein & Marks.................................    45%
Oak Associates..............................................    10%
Total Fund..................................................   100%

During the second quarter performance was broad based, with most areas showing good results. Computer networking stocks and telecommunications stocks posted healthy gains due to improved earnings and rapid industry consolidation. Medical equipment stocks and pharmaceutical stocks also turned in solid results given improving near term earnings results and several new product introductions. Finally, financial stocks were strong due to merger activity and the overall strength of the financial markets.

The largest sector holdings of the fund include:

                           SECTOR                               %
                           ------                             -----
Computer Peripherals........................................   9.8%
Computers...................................................   8.5%
Healthcare & Medical Equip. ................................  20.4%
Telecommunications..........................................   7.2%
Finance.....................................................   5.6%

The portfolio is positioned to continue to be the beneficiary of the significant outperformance both year-to-date and in the second quarter of growth versus value investment styles and the continued investor preference for large cap names. Looking ahead to the next six months we believe that our positioning in high growth industries will serve the portfolio well. The portfolio will continue to focus on technology companies. Clearly Asia and its impact on earnings may weigh on the market in the second half, but we look to long term performance in what may be an unsettled market near term.

We look forward to your support and to our long term goal of capital appreciation!

Sarah C. Lange, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK  --  97.4%
Aerospace -- 0.2%
  AlliedSignal, Inc. .......................................        400    $    17,750
                                                                           -----------
Airlines -- 0.1%
  Northwest Airlines Corp.- Class A.........................        100          3,856
  Southwest Airlines Co. ...................................        200          5,925
                                                                           -----------
                                                                                 9,781
                                                                           -----------
Automobiles -- 0.1%
  *Republic Industries, Inc. ...............................        600         15,000
                                                                           -----------
Banks -- 4.1%
  Associates First Capital Corp. Class A....................        200         15,375
  Citicorp..................................................        400         59,700
  Fifth Third Bancorp.......................................        400         25,200
  Green Tree Financial Corp. ...............................      3,300        141,281
  NationsBank, Corp. .......................................        700         53,550
  Northern Trust Corp. .....................................        300         22,875
  U.S. Bancorp..............................................      3,800        163,400
                                                                           -----------
                                                                               481,381
                                                                           -----------
Beverages -- 3.5%
  Coca Cola Co. ............................................      4,800        410,400
                                                                           -----------
Broadcasting & Publishing -- 0.5%
  *Mediaone Group, Inc. ....................................        700         30,756
  Times Mirror Co. .........................................        100          6,287
  Tribune Co. ..............................................        200         13,762
                                                                           -----------
                                                                                50,805
                                                                           -----------
Building Materials -- 0.3%
  Ecolab, Inc. .............................................        600         18,600
  Lowe's Cos., Inc. ........................................        400         16,225
                                                                           -----------
                                                                                34,825
                                                                           -----------
Business Data Processing -- 0.1%
  Reynolds & Reynolds Co. Class A...........................        100          1,819
  Sterling Commerce, Inc. ..................................        100          4,850
                                                                           -----------
                                                                                 6,669
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business Services, Media, Etc. -- 2.6%
  *AccuStaff, Inc. .........................................        200    $     6,250
  America Online, Inc. .....................................        400         42,400
  Automatic Data Processing, Inc. ..........................        300         21,862
  *BMC Software, Inc. ......................................        400         20,775
  Cendant Corp. ............................................      1,700         35,487
  *Cisco Systems, Inc. .....................................      1,300        119,681
  Cognizant Corp. ..........................................        200         12,600
  *Fiserv, Inc. ............................................        300         12,741
  Interpublic Group of Cos., Inc. ..........................        200         12,137
  Robert Half International, Inc. ..........................        300         16,762
                                                                           -----------
                                                                               300,695
                                                                           -----------
Chemicals -- 1.6%
  Praxair, Inc. ............................................        300         14,044
  Union Carbide Corp. ......................................      3,300        176,137
                                                                           -----------
                                                                               190,181
                                                                           -----------
Communications -- 0.4%
  Advanced Fibre Communications, Inc. ......................        200          8,012
  *Airtouch Communications, Inc. ...........................        600         35,062
                                                                           -----------
                                                                                43,074
                                                                           -----------
Computer Peripherals -- 9.8%
  *3Com Corp. ..............................................      5,900        181,056
  *Cisco Systems, Inc. .....................................      2,600        239,363
  Linear Technology Corp. ..................................        700         42,219
  *Microsoft Corp. .........................................      3,300        357,637
  *Network Associates, Inc. ................................        300         14,362
  *Oracle Corp. ............................................      6,100        149,831
  *Parametric Technology Corp. .............................      6,100        165,462
                                                                           -----------
                                                                             1,149,930
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 8.5%
  *Ascend Communications, Inc. .............................      1,200    $    59,475
  Compaq Computer Corp. ....................................      6,800        192,949
  Computer Associates International, Inc. ..................        600         33,337
  *Compuware Corp. .........................................        300         15,337
  *Dell Computer Corp. .....................................        900         83,531
  *Gateway 2000, Inc. ......................................        300         15,187
  HBO & Co. ................................................        800         28,200
  Intel Corp. ..............................................      5,000        370,626
  *LSI Logic Corp. .........................................        300          6,919
  *Maxim Integrated Products, Inc. .........................        300          9,506
  *PeopleSoft, Inc. ........................................        300         14,100
  *Seagate Technology, Inc. ................................      6,200        147,637
  *SunGard Data Systems, Inc. ..............................        300         11,512
                                                                           -----------
                                                                               988,316
                                                                           -----------
Consumer Discretionary -- 1.3%
  Mattel, Inc. .............................................      3,700        156,556
                                                                           -----------
Consumer Products -- 0.3%
  Clorox Co. ...............................................        300         28,612
  Estee Lauder Co. Class-A..................................        100          6,969
                                                                           -----------
                                                                                35,581
                                                                           -----------
Cosmetics and Toiletries -- 2.3%
  Avon Products, Inc. ......................................      2,150        166,625
  Procter & Gamble Co. .....................................      1,200        109,275
                                                                           -----------
                                                                               275,900
                                                                           -----------
Diversified -- 5.1%
  Minnesota Mining & Manufacturing Co. .....................        200         16,437
  Standard & Poor's Depositary Receipts (Spiders)...........      5,100        577,894
                                                                           -----------
                                                                               594,331
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care -- 18.1%
  Abbott Laboratories.......................................      5,500    $   224,813
  American Home Products Corp. .............................      4,200        217,350
  *Amgen Corp. .............................................      2,400        156,900
  Baxter International, Inc. ...............................        400         21,525
  Becton Dickinson & Co. ...................................      2,200        170,775
  Bristol-Myers Squibb Co. .................................      2,550        293,091
  Colgate-Palmolive Co. ....................................        500         44,000
  CVS Corp. ................................................        400         15,575
  *Genentech, Inc. .........................................        200         13,575
  Gillette Co. .............................................      1,400         79,363
  *Health Management Associates, Inc. Class A...............        300         10,031
  Johnson & Johnson.........................................      1,100         81,125
  Merck & Co., Inc. ........................................      3,050        407,938
  Omnicare, Inc. ...........................................        100          3,812
  Pfizer, Inc. .............................................      2,000        217,375
  Schering Plough Corp. ....................................        900         82,463
  Walgreen Co. .............................................        600         24,787
  Warner-Lambert Co. .......................................      1,000         69,375
                                                                           -----------
                                                                             2,133,873
                                                                           -----------
Electric Power -- 0.1%
  AES Corp. ................................................        300         15,769
                                                                           -----------
Electrical Equipment -- 0.3%
  *American Power Conversion Corp. .........................        300          9,000
  Analog Devices, Inc. .....................................        300          7,369
  Emerson Electric Co. .....................................        300         18,112
                                                                           -----------
                                                                                34,481
                                                                           -----------
Electronics -- 2.8%
  *Applied Materials, Inc. .................................      1,500         44,250
  Honeywell, Inc. ..........................................        200         16,712
  Linear Technology Corp. ..................................        100          6,031
  *Maxim Integrated Products, Inc. .........................      1,500         47,531
  Tandy Corp. ..............................................      3,400        180,413
  *Xilinx, Inc. ............................................      1,000         34,000
                                                                           -----------
                                                                               328,937
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Entertainment -- 0.6%
  Harley-Davidson, Inc. ....................................        200    $     7,750
  Walt Disney Co. ..........................................        600         63,038
                                                                           -----------
                                                                                70,788
                                                                           -----------
Finance -- 4.0%
  MBNA Corp. ...............................................      5,300        174,900
  Morgan Stanley, Dean Witter, & Co. .......................        400         36,550
  Paychex, Inc. ............................................        450         18,309
  Providian Financial Corp. ................................      2,600        204,262
  Travelers Group, Inc. ....................................        500         30,313
                                                                           -----------
                                                                               464,334
                                                                           -----------
Finance - Investment & Other -- 1.6%
  Franklin Resources, Inc. .................................      3,300        178,200
  Price (T. Rowe) Associates, Inc. .........................        300         11,269
                                                                           -----------
                                                                               189,469
                                                                           -----------
Foods -- 0.5%
  Heinz (H.J.) Co. .........................................        300         16,838
  Quaker Oats Co. ..........................................        100          5,494
  Sara Lee Corp. ...........................................        700         39,156
                                                                           -----------
                                                                                61,488
                                                                           -----------
Home Furnishings/Housewares -- 0.9%
  Home Depot, Inc. .........................................      1,100         91,369
  Newell Co. ...............................................        300         14,944
                                                                           -----------
                                                                               106,313
                                                                           -----------
Household Products -- 0.1%
  Sherwin Williams Co. .....................................        300          9,938
                                                                           -----------
                                                                                 9,938
                                                                           -----------
Industrial -- 1.0%
  Crane Co. ................................................        100          4,856
  Danaher Corp. ............................................        400         14,675
  Dover Corp. ..............................................        300         10,275
  Du Pont (E.I.) de Nemours & Co. ..........................      1,200         89,550
                                                                           -----------
                                                                               119,356
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 0.6%
  American International Group, Inc. .......................        400    $    58,400
  MGIC Investment Corp. ....................................        200         11,413
                                                                           -----------
                                                                                69,813
                                                                           -----------
International Advertising -- 0.1%
  Omnicom Group, Inc. ......................................        300         14,963
                                                                           -----------
                                                                                14,963
                                                                           -----------
Leisure & Amusements -- 0.4%
  *Apollo Group, Inc. ......................................        200          6,613
  Carnival Corp., Class A...................................        800         31,700
  Mattel, Inc. .............................................        200          8,463
                                                                           -----------
                                                                                46,776
                                                                           -----------
Machinery -- 0.2%
  Illinois Tool Works, Inc. ................................        300         20,006
                                                                           -----------
Manufacturing -- 2.8%
  General Electric Co. .....................................      3,400        309,400
  United Technologies Corp. ................................        300         27,750
                                                                           -----------
                                                                               337,150
                                                                           -----------
Medical Instruments -- 2.3%
  *Boston Scientific Corp. .................................      2,300        164,738
  Guidant Corp. ............................................        200         14,263
  Medtronic, Inc. ..........................................      1,300         79,875
  Stryker Corp. ............................................        200          7,675
                                                                           -----------
                                                                               266,551
                                                                           -----------
Metals & Mining -- 0.0%
  Freeport-McMoran Copper & Gold, Inc. .....................        100          1,519
                                                                           -----------
Multimedia -- 0.2%
  Gannett, Inc. ............................................        400         28,425
                                                                           -----------
Office Equipment & Supplies -- 2.3%
  Avery-Dennison Corp. .....................................        100          5,375
  Pitney Bowes, Inc. .......................................        700         33,688
  *Office Depot, Inc. ......................................        300          9,469
  *Staples, Inc. ...........................................      1,100         31,831
  Xerox Corp. ..............................................      1,900        193,088
                                                                           -----------
                                                                               273,451
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Statement of Net Assets, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil -- 0.4%
  Anadarko Petroleum Corp. .................................        100    $     6,719
  Schlumberger Ltd. ........................................        500         34,156
  Tosco Corp. ..............................................        200          5,875
  Transocean Offshore, Inc. ................................        200          8,900
                                                                           -----------
                                                                                55,650
                                                                           -----------
Pollution Control -- 0.1%
  *Thermo Instrument Systems, Inc. .........................        200          5,250
                                                                           -----------
Publishing -- 0.0%
  *Synopsys, Inc. ..........................................        100          4,575
                                                                           -----------
Retail - Apparel -- 0.4%
  Gap, Inc. ................................................        500         30,813
  TJX Companies, Inc. ......................................        600         14,475
                                                                           -----------
                                                                                45,288
                                                                           -----------
Retail - Food Chains -- 1.8%
  McDonald's Corp. .........................................      3,000        207,000
                                                                           -----------
Retail Stores -- 4.2%
  *Bed, Bath & Beyond, Inc. ................................      3,100        160,619
  Dollar General Corp. .....................................      4,000        158,250
  *General Nutrition Companies, Inc. .......................        200          6,225
  *Kohls Corp. .............................................        300         15,563
  Wal-Mart Stores, Inc. ....................................      2,600        157,950
                                                                           -----------
                                                                               498,607
                                                                           -----------
Services -- 0.2%
  *Quintiles Transnational Corp. ...........................        100          4,919
  Service Corp. International...............................        400         17,150
                                                                           -----------
                                                                                22,069
                                                                           -----------
Software -- 2.1%
  Computer Associated International, Inc. ..................      2,800     155,575.00
  *Electronic Arts..........................................        100          5,400
  *Parametric Technology Corp. .............................      1,600         43,400
  *Synopsys, Inc. ..........................................      1,100         50,325
                                                                           -----------
                                                                               254,700
                                                                           -----------
Sporting Goods -- 1.1%
  Callaway Golf Co. ........................................      6,650        130,922
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Growth Portfolio

Schedule of Net Assets, June 30, 1998  --  Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Technology -- 0.1%
  Sundstrand Corp. .........................................        200    $    11,450
                                                                           -----------
Telecommunications -- 7.2%
  360 Communications Company................................      5,100        163,200
  *3Com Corp. ..............................................      1,600         49,100
  Ameritech Corp. ..........................................      1,000         44,875
  *Ascend Communications, Inc. .............................        400         19,825
  Bell Atlantic Corp. ......................................        400         18,250
  U S West, Inc. ...........................................         19            893
  *CIENA, Corp. ............................................      1,000         69,625
  Corning Glass, Inc. ......................................        100          3,475
  GTE Corp. ................................................        800         44,500
  Lucent Technologies, Inc. ................................      1,400        116,463
  SBC Communications, Inc. .................................      1,600         64,000
  Sprint Corp. .............................................      2,050        144,525
  *Tellabs, Inc. ...........................................      1,100         78,788
  *WorldCom, Inc. ..........................................        500         24,219
                                                                           -----------
                                                                               841,738
                                                                           -----------
Textiles -- 0.1%
  *Jones Apparel Group, Inc. ...............................        200          7,313
                                                                           -----------
    TOTAL COMMON STOCK (COST $11,002,606)...................                11,442,137
                                                                           -----------
SHORT TERM INVESTMENTS -- 3.8%
  Temporary Investment Fund, Inc.  --  TempCash.............    454,033        454,033
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $454,033)............                   454,033
                                                                           -----------
    TOTAL INVESTMENTS -- 101.2% (COST $11,456,639)..........                11,896,170
    LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%).........                  (145,114)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.24 per share based on 1,147,605 shares
    of capital stock outstanding)...........................               $11,751,056
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($11,751,056/1,147,605 shares outstanding)................               $     10.24
                                                                           ===========

* Non-Income Producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

1998 Semi-Annual Review
Providentmutual Investment Management Company

--------------------------------------------------------------------------------

The total return for the Market Street Fund Large Cap Value Portfolio since inception on May 4, 1998 through June 30 was -1.3%. This return reflects a very short time period and compares to the portfolio's style benchmark for the same period of -1.18%. The Wilshire series of style indices referred to as the "Quantum" indices are the style benchmarks with which we compare the portfolio's performance.

Providentmutual Investment Management Company has selected the following sub-advisers to perform the day-to-day management of the portfolio. The three firms chosen possess a proven large cap value orientation and discipline.

                         MANAGER                              FUND %
                         -------                              ------
Mellon Equity Advisors....................................      45%
Equinox Capital...........................................      45%
Harris Associates.........................................      10%
Total Fund................................................     100%

The largest sector holdings of the portfolio include:

                           SECTOR                              %
                           ------                             ----
Finance.....................................................  13.1%
Telecommunications..........................................  10.1%
Banks.......................................................   9.1%
Oil.........................................................   7.3%
Insurance...................................................   5.3%

During 1998 there has been a wide divergence in performance both year-to-date and in the second quarter between the performance of value versus growth investment styles. Value returns, in general, have suffered relative to growth returns due to a greater weight in the more economic sensitive categories of capital goods and industrial commodities, both of which have suffered from the Asian turmoil.

Looking forward the environment should be favorable for sectors which have a high domestic exposure e.g. retailing, or are consolidating e.g.
telecommunications and finance. The valuation disparity between the S&P 500 and much of the rest of the market (particularly value stocks) is compelling. There are excellent bargains in the universe of value stocks today.

We look forward to your support and to our long term goal of capital appreciation!

Sarah C. Lange, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK  --  96.3%
Aerospace & Defense -- 1.9%
  Boeing Co. ...............................................      800     $    35,650
  Lockheed Martin Corp. ....................................      400          42,350
  Northrop Grumman Holdings Corp. ..........................      400          41,250
  Raytheon Co., Class B.....................................      800          47,300
  United Technologies Corp. ................................      600          55,500
                                                                          -----------
                                                                              222,050
                                                                          -----------
Airlines -- 2.1%
  AMR Corp. ................................................    1,600         133,200
  Delta Air Lines, Inc. ....................................      900         116,325
                                                                          -----------
                                                                              249,525
                                                                          -----------
Apparel -- 0.4%
  Gucci Group N.V. .........................................      800          42,400
                                                                          -----------
Auto Manufacturers -- 2.7%
  Chrysler Corp. ...........................................    1,700          95,837
  Ford Motor Co. ...........................................    2,300         135,700
  General Motors Corp. .....................................    1,300          86,856
                                                                          -----------
                                                                              318,393
                                                                          -----------
Automotive & Equipment -- 0.5%
  *Lear Corp. ..............................................      600          30,787
  TRW, Inc. ................................................      500          27,312
                                                                          -----------
                                                                               58,099
                                                                          -----------
Banks -- 9.1%
  Associates First Capital Corp. Class A....................      600          46,125
  Banc One Corp. ...........................................      700          39,069
  BankAmerica Corp. ........................................    2,000         172,874
  Bankers Trust New York Corp. .............................    1,500         174,094
  First Chicago NBD Corp. ..................................    1,200         106,350
  Mellon Bank Corp. ........................................      400          27,850
  National City Corp. ......................................      700          49,700
  NationsBank Corp. ........................................    3,900         298,350
  Republic New York Corp. ..................................    1,600         100,700
  Southtrust Corp. .........................................    1,300          56,550
                                                                          -----------
                                                                            1,071,662
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Beverages -- 1.3%
  Anheuser-Busch Companies, Inc. ...........................    1,600     $    75,500
  Pepsico, Inc. ............................................    1,900          78,256
                                                                          -----------
                                                                              153,756
                                                                          -----------
Broadcasting & Publishing -- 3.7%
  Gannett, Inc. ............................................      800          56,850
  Knight-Ridder, Inc. ......................................      600          33,038
  *MediaOne Group, Inc. ....................................    3,500         153,781
  New York Times Co. .......................................      900          71,325
  Tribune Co. ..............................................    1,800         123,863
                                                                          -----------
                                                                              438,857
                                                                          -----------
Building & Building Supplies -- 0.7%
  Armstrong World Industries, Inc. .........................      400          26,950
  Foster Wheeler Corp. .....................................    1,500          32,156
  Lafarge Corp. ............................................      500          19,656
                                                                          -----------
                                                                               78,762
                                                                          -----------
Business Equipment -- 0.5%
  *Lexmark International Group, Inc., Class A...............    1,000          61,000
                                                                          -----------
Business Services, Media, Etc. -- 1.5%
  *Dun & Bradstreet Corp. ..................................    1,100          39,737
  Electronic Data Systems Corp. ............................    3,500         140,000
                                                                          -----------
                                                                              179,737
                                                                          -----------
Cable TV Systems -- 0.1%
  *Tele-Communications, Inc., Class A.......................      400          15,375
                                                                          -----------
Chemicals -- 1.2%
  Dow Chemical Co. .........................................      600          58,012
  Eastman Chemical Co. .....................................      500          31,125
  Millennium Chemicals......................................    1,400          47,425
                                                                          -----------
                                                                              136,562
                                                                          -----------
Computers -- 2.9%
  Compaq Computer Corp. ....................................    2,000          56,750
  Hewlett Packard Co. ......................................      700          41,912
  International Business Machines Corp. ....................    2,100         241,106
                                                                          -----------
                                                                              339,768
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Diversified -- 0.8%
  Fortune Brands, Inc. .....................................      900     $    34,594
  General Mills, Inc. ......................................      900          61,537
                                                                          -----------
                                                                               96,131
                                                                          -----------
Drug & Healthcare -- 3.2%
  Avon Products, Inc. ......................................      200          15,500
  Baxter International, Inc. ...............................    1,200          64,575
  Bristol-Myers Squibb Co. .................................      700          80,456
  *Healthsouth Corp. .......................................    2,000          53,375
  Johnson & Johnson.........................................      400          29,500
  Schering Plough Corp. ....................................    1,500         137,437
                                                                          -----------
                                                                              380,843
                                                                          -----------
Electric Power -- 2.2%
  Consolidated Edison, Inc. ................................      900          41,456
  DQE, Inc. ................................................      700          25,200
  Edison International......................................    1,300          38,431
  GPU, Inc. ................................................    1,200          45,375
  Pacific Gas & Electric Co. ...............................    3,300         104,156
                                                                          -----------
                                                                              254,618
                                                                          -----------
Electrical Equipment -- 0.4%
  Eaton Corp. ..............................................      600          46,650
                                                                          -----------
Electronics -- 0.4%
  Philips Electronics NV....................................      500          42,500
                                                                          -----------
Energy -- 1.2%
  Ashland, Inc. ............................................      416          21,475
  FPL Group, Inc. ..........................................      800          50,400
  Honeywell, Inc. ..........................................      200          16,712
  Pacificorp................................................    2,500          56,563
                                                                          -----------
                                                                              145,150
                                                                          -----------
Entertainment -- 0.6%
  Time Warner, Inc. ........................................      800          68,350
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance -- 13.9%
  Bear Stearns Companies, Inc. .............................    1,400     $    79,625
  Chase Manhattan Corp. ....................................    4,900         369,950
  Comerica, Inc. ...........................................    1,400          92,750
  Conseco, Inc. ............................................    1,000          46,750
  *Firstplus Financial Group, Inc. .........................      900          32,400
  Fleet Financial Group, Inc. ..............................    1,200         100,200
  Freddie Mac...............................................    2,600         144,262
  Golden West Financial Corp. ..............................      500          53,156
  H & R Block, Inc. ........................................    1,200          50,550
  H. F. Ahmanson & Company..................................    1,100          78,100
  Hartford Financial Services, Inc. ........................      500          57,188
  Morgan Stanley, Dean Witter, & Co. .......................    2,500         228,437
  Pinnacle West Capital Corp. ..............................    1,400          63,000
  SLM Holding Corp. ........................................      800          39,200
  SunAmerica, Inc. .........................................      800          45,950
  Transamerica Corp. .......................................      400          46,050
  Travelers Group, Inc. ....................................    1,100          66,688
  Washington Mutual, Inc. ..................................      850          36,922
                                                                          -----------
                                                                            1,631,178
                                                                          -----------
Foods -- 1.8%
  American Stores Co. ......................................    1,600          38,700
  Conagra, Inc. ............................................    2,400          76,050
  Nabisco Holdings Corp., Class A...........................      900          32,456
  Ralston Purina Group......................................      500          58,406
                                                                          -----------
                                                                              205,612
                                                                          -----------
Healthcare Services -- 0.9%
  Columbia/HCA Healthcare Corp. ............................    3,700         107,762
                                                                          -----------
Home Appliances -- 1.2%
  Black & Decker Corp. .....................................      700          42,700
  Whirlpool Corp. ..........................................    1,400          96,250
                                                                          -----------
                                                                              138,950
                                                                          -----------
Hotel/Restaurants -- 0.9%
  Host Marriott Corp. ......................................    2,000          35,625
  *Promus Hotel Corp. ......................................    1,800          69,300
                                                                          -----------
                                                                              104,925
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 5.3%
  Aetna, Inc. ..............................................    1,200     $    91,350
  Allstate Corp. ...........................................    1,600         146,500
  Ambac Financial Group, Inc. ..............................    1,500          87,750
  Aon Corp. ................................................      500          35,125
  Exel Limited..............................................    1,400         108,938
  Old Republic International Corp. .........................    3,850         112,853
  Partner Re Ltd. ..........................................      800          40,800
                                                                          -----------
                                                                              623,316
                                                                          -----------
Leasing -- 0.4%
  Ryder System, Inc. .......................................    1,400          44,188
                                                                          -----------
Leisure & Amusements -- 1.6%
  Brunswick Corp. ..........................................    1,200          29,700
  Carnival Corp., Class A...................................    2,200          87,175
  Mattel, Inc. .............................................    1,600          67,700
                                                                          -----------
                                                                              184,575
                                                                          -----------
Machinery & Heavy Equipment -- 0.8%
  Caterpillar, Inc. ........................................    1,800          95,175
                                                                          -----------
Manufacturing -- 2.7%
  F.M.C. Corp. .............................................      600          40,913
  General Electric Co. .....................................      900          81,900
  Hasbro, Inc. .............................................    1,300          51,106
  New Holland NV............................................    1,500          29,438
  Parker-Hannifin Corp. ....................................    1,000          38,125
  PPG Industries, Inc. .....................................      700          48,694
  U.S. Industries, Inc. ....................................    1,300          32,175
                                                                          -----------
                                                                              322,351
                                                                          -----------
Materials & Processing -- 0.5%
  Vulcan Materials Co. .....................................      500          53,344
                                                                          -----------
Metals & Mining -- 0.7%
  De Beers Consolidated Mines Ltd. .........................    2,100          36,750
  Reynolds Metals Co. ......................................      800          44,750
                                                                          -----------
                                                                               81,500
                                                                          -----------
Office Equipment & Supplies -- 1.1%
  Xerox Corp. ..............................................    1,300         132,113
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil -- 7.5%
  Amerada Hess Corp. .......................................    1,300     $    70,606
  Atlantic Richfield Co. ...................................      600          46,875
  Burlington Resources, Inc. ...............................      900          38,756
  Coastal Corp. ............................................    1,300          90,757
  Exxon Corp. ..............................................    5,100         363,694
  Mobil Corp. ..............................................    2,000         153,251
  Texaco, Inc. .............................................    1,900         113,407
                                                                          -----------
                                                                              877,346
                                                                          -----------
Oil Equipment & Services -- 0.9%
  *Nabors Industries, Inc. .................................      900          17,831
  National Fuel Gas Co. ....................................      600          26,138
  Phillips Petroleum Co. ...................................    1,200          57,825
                                                                          -----------
                                                                              101,794
                                                                          -----------
Paper & Forest Products -- 1.5%
  Fort James Corp. .........................................    2,800         124,600
  International Paper Co. ..................................    1,200          51,600
                                                                          -----------
                                                                              176,200
                                                                          -----------
Photo-Optics -- 0.6%
  Eastman Kodak Co. ........................................    1,000          73,063
                                                                          -----------
Real Estate -- 0.3%
  *Catellus Development Corp. ..............................    1,900          33,606
                                                                          -----------
Retail - Apparel -- 0.8%
  Burlington Northern Santa Fe Corp. .......................      500          49,094
  TJX Companies, Inc. ......................................    1,800          43,425
                                                                          -----------
                                                                               92,519
                                                                          -----------
Retail Food Chains -- 0.3%
  *Safeway, Inc. ...........................................      900          36,619
                                                                          -----------
Retail Stores -- 2.8%
  Dayton Hudson Corp. ......................................      500          24,250
  *Federated Department Stores, Inc. .......................    2,488         133,886
  J.C. Penny Co., Inc. .....................................    1,300          94,006
  K Mart Corp. .............................................    1,000          19,250
  Sears, Roebuck & Co. .....................................    1,000          61,063
                                                                          -----------
                                                                              332,455
                                                                          -----------
Steel -- 0.1%
  USX-U.S. Steel Group, Inc. ...............................      500          16,500
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Telecommunications -- 10.1%
  *Airtouch Communications, Inc. ...........................      600     $    35,063
  ALLTEL Corp. .............................................      500          23,250
  Ameritech Corp. ..........................................    2,500         112,188
  AT&T Corp. ...............................................    4,700         268,488
  Bell Atlantic Corp. ......................................    5,200         237,250
  BellSouth Corp. ..........................................    1,600         107,400
  GTE Corp. ................................................    1,400          77,875
  *Oracle Corp. ............................................    1,700          41,756
  SBC Communications, Inc. .................................    2,800         112,000
  *WorldCom, Inc. ..........................................    3,500         169,531
                                                                          -----------
                                                                            1,184,801
                                                                          -----------
Tobacco -- 0.3%
  Philip Morris Cos., Inc. .................................      800          31,500
                                                                          -----------
Utilities -- 2.2%
  Baltimore Gas & Electric Co. .............................    1,400          43,488
  Consolidated Edison, Inc. ................................    1,300          59,881
  Consolidated Natural Gas Co. .............................      600          35,325
  FPL Group, Inc. ..........................................      800          50,400
  Rowan Cos., Inc. .........................................      900          17,494
  Texas Utilities Co. ......................................    1,200          49,950
                                                                          -----------
                                                                              256,538
                                                                          -----------
        TOTAL COMMON STOCK (COST $11,419,275)...............               11,303,299
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Large Cap Value Portfolio

Statement of Net Assets, June 30, 1998 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES       VALUE
-------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 4.1%
  Temporary Investment Fund, Inc. -- TempCash...............    484,325   $   484,325
                                                                          -----------
    TOTAL SHORT TERM INVESTMENTS (COST $484,325)............                  484,325
                                                                          -----------
    TOTAL INVESTMENTS -- 100.4% (COST $11,903,601)..........               11,787,624
                                                                          -----------
    LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%).........                  (52,300)
                                                                          -----------
NET ASSETS -- 100.0%
  (Equivalent to $9.87 per share based on 1,189,019 shares
  of capital stock outstanding).............................              $11,735,324
                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($11,735,324/1,189,019 shares outstanding)................              $      9.87
                                                                          ===========

* Non-Income Producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

1998 Semi-Annual Review
Providentmutual Investment Management Company

--------------------------------------------------------------------------------

The total return for the Market Street Fund Small Cap Growth Portfolio since inception on May 4, 1998 through June 30 was 1.4%. This return is only for a short time period and compares very favorably to the portfolio's style benchmark for the same period of -3.9%. The Wilshire series of style indices referred to as the "Quantum" indices are the style benchmarks with which we compare the portfolio's performance.

Providentmutual Investment Management Company has selected the following two sub-advisers to perform the day-to-day management of the portfolio. The two firms chosen possess a proven small cap growth orientation and discipline.

                          MANAGER                             FUND %
                          -------                             ------
Husic Capital Management....................................    60%
Standish, Ayer & Wood.......................................    40%
          Total Fund........................................   100%

The market for small cap stocks has continued the erratic return established earlier in the year, and these stocks are still experiencing the same general lack of investor respect compared to the largest cap stocks. However, the portfolio had a strong performance even for this short time period. The strong performance can be attributed portfolio weightings in software and internet technology, media, and financial intermediaries.

The largest sector holdings of the fund include:

                           SECTOR                              %
                           ------                             ----
Computers...................................................  13.1%
Retail......................................................   8.6%
Airlines....................................................   6.6%
Cable TV Systems............................................   5.2%

We believe the persistence of the large cap stock preference is not sustainable for the long term. The investment process used for the portfolio positions it in the most dynamic sectors of the economy with investments in innovative, aggressive companies. The earnings prospects for small cap growth stocks, in general, are less dependent on broad macroeconomic factors and more affected by innovation and market share gains.

We look forward to your support and to our long term goal of capital appreciation!

Sarah C. Lange, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 90.0%
Aerospace -- 0.8%
  *Hawker Pacific Aerospace.................................      1,000    $    11,125
  *Kellstrom Industries, Inc. ..............................        700         20,278
  *Tristar Aerospace Co. ...................................        600          9,300
                                                                           -----------
                                                                                40,703
                                                                           -----------
Airlines -- 6.6%
  *Atlantic Coast Airlines, Inc. ...........................        800         24,000
  *Indigo Aviation AB ADR...................................      1,600         17,400
  *Mesa Airlines, Inc. .....................................      8,800         71,500
  *Midwest Express Holdings, Inc. ..........................        650         23,522
  *Ryanair Holdings Plc.....................................      2,200         78,375
  US Airways Group, Inc. ...................................      1,800        142,650
                                                                           -----------
                                                                               357,447
                                                                           -----------
Apparel -- 0.3%
  *Ashworth, Inc. ..........................................      1,000         13,875
                                                                           -----------
Automobiles -- 0.3%
  *Excelsior-Henderson Motorcycle...........................      2,400         15,900
                                                                           -----------
Automotive & Equipment -- 0.5%
  *Rental Service Corp. ....................................        800         26,900
                                                                           -----------
Banks -- 4.3%
  *First Republic Bank, Inc. ...............................      2,600         93,924
  Imperial Bancorp..........................................      2,400         72,000
  Westamerica Bancorporation................................      1,800         57,825
  West Coast Bank, Inc. ....................................        400          9,850
                                                                           -----------
                                                                               233,599
                                                                           -----------
Broadcasting -- 2.9%
  *Emmis Broadcasting Corp. Class A.........................        500         23,906
  *Scandinavian Broadcasting System.........................      2,300         69,431
  *Sinclair Broadcast Group, Inc. -- A......................      2,200         63,250
                                                                           -----------
                                                                               156,587
                                                                           -----------
Building & Building Supplies -- 0.9%
  McDermott (J. Ray), S.A...................................      1,200         49,800
                                                                           -----------
Business Data Processing -- 1.3%
  *CCC Information Services Group...........................      1,100         18,150
  *Deltek Systems, Inc. ....................................      1,200         29,400
  *Pegasystems, Inc. .......................................        900         24,412
                                                                           -----------
                                                                                71,962
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business Services, Media, Etc. -- 5.0%
  *Abacus Direct Corp. .....................................        400    $    20,775
  *Billing Information Concepts Corp. ......................        700         10,850
  *Charles River Associates, Inc. ..........................        300          7,500
  *Computer Learning Centers, Inc. .........................      2,400         59,700
  *Data Processing Resources Corp. .........................        400         12,425
  *F.Y.I., Inc. ............................................        900      25,650.00
  *Intelligroup, Inc. ......................................      1,400         24,850
  *International Telecommunication Data Systems, Inc. ......        700         20,300
  *Metzler Group, Inc. .....................................        900         32,962
  *On Assignment, Inc. .....................................        600         20,962
  *Personnel Group of America, Inc. ........................      1,500         30,000
  Unitrode Corp. ...........................................        700          8,050
                                                                           -----------
                                                                               274,024
                                                                           -----------
Cable TV Systems -- 5.2%
  *Adelphia Communications Corp. Class A....................      2,700        100,237
  *Cablevision Systems Corp. ...............................      1,200        100,200
  *USA Networks, Inc. ......................................      3,300         82,912
                                                                           -----------
                                                                               283,349
                                                                           -----------
Communications -- 0.4%
  Gray Communications.......................................        700         22,662
                                                                           -----------
Computers -- 13.1%
  *Applied Micro Circuits Corp. ............................        800         20,700
  Computer Task Group, Inc. ................................        100          3,344
  *CMG Information..........................................      3,000        212,250
  *Daou Systems, Inc. ......................................        500         11,437
  *Davox Corp. .............................................        900         19,687
  *Excite, Inc. ............................................      1,600        149,600
  *Infinium Software, Inc. .................................      1,600         22,200
  *PC Connection, Inc. .....................................      1,700         25,925
  *Pixar, Inc. .............................................      1,400         84,525
  *QuadraMed Corp. .........................................        600         16,387
  *SBS Technologies.........................................        700         21,087
  *Siebel Systems, Inc. ....................................      3,100         99,975
  *SPR, Inc. ...............................................        900         28,012
                                                                           -----------
                                                                               715,129
                                                                           -----------
Consumer Products -- 1.5%
  *Sunglass Hut International...............................      7,300         80,756
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drug Manufacturers -- 1.1%
  *ChiRex, Inc. ............................................        800    $    14,050
  *Coulter Pharmaceutical, Inc. ............................        700         21,262
  *Pharmaceutical Product Development, Inc. ................      1,200         26,400
                                                                           -----------
                                                                                61,712
                                                                           -----------
Electrical Equipment -- 0.9%
  *AFC Cable Systems, Inc. .................................        700         24,850
  *Micrel, Inc. ............................................        400         13,000
  *PCD, Inc. ...............................................        600         10,275
                                                                           -----------
                                                                                48,125
                                                                           -----------
Electronic Instruments -- 1.3%
  *ATMI, Inc. ..............................................      1,100         16,500
  *Lecroy Corp. ............................................        900         20,588
  *Parlex Corp. ............................................        800         10,800
  *Photronics Labs, Inc. ...................................      1,100         24,269
                                                                           -----------
                                                                                72,157
                                                                           -----------
Electronics -- 0.8%
  *DSP Group, Inc. .........................................        700         13,825
  *Semtech Corp. ...........................................        400          7,075
  *Triumph Group, Inc. .....................................        600         25,200
                                                                           -----------
                                                                                46,100
                                                                           -----------
Entertainment -- 0.5%
  N2K, Inc. ................................................      1,400         26,424
                                                                           -----------
Finance  -- 4.0%
  *First Sierra Financial, Inc. ............................        700         21,350
  *Hambrecht & Quist Group..................................      1,100         39,944
  Jefferies Group, Inc. ....................................      1,900         77,900
  *NCO Group, Inc. .........................................        700         15,400
  S & P 400 Mid-Cap Depositary Receipts.....................        900         62,663
                                                                           -----------
                                                                               217,257
                                                                           -----------
Food and Beverages -- 0.3%
  *United Natural Foods Inc. ...............................        500         14,250
                                                                           -----------
Health -- 0.4%
  *IMPATH, Inc. ............................................      1,000         24,313
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Healthcare Services -- 2.3%
  *Envoy Corp. .............................................      1,800    $    85,275
  *Leukosite, Inc. .........................................      1,200          8,850
  *Neurogen Corp. ..........................................        900         15,975
  *Specialty Care Network, Inc. ............................      1,700         11,475
                                                                           -----------
                                                                               121,575
                                                                           -----------
Industrial & Commercial Services -- 1.3%
  *Aviation Sales Co. ......................................        400         15,850
  *Cultural Access Worldwide, Inc. .........................      1,600         15,600
  *Eagle USA Airfreight, Inc. ..............................        700         24,281
  *Hagler Bailly, Inc. .....................................        600         15,525
                                                                           -----------
                                                                                71,256
                                                                           -----------
Machinery & Heavy Equipment -- 0.3%
  *LINC Capital, Inc. ......................................      1,000         17,250
                                                                           -----------
Manufacturing -- 1.3%
  *Ballantyne of Omaha, Inc. ...............................      1,350         11,306
  Westinghouse Air Brake, Inc. .............................      2,300         60,663
                                                                           -----------
                                                                                71,969
                                                                           -----------
Manufacturing Equipment -- 0.1%
  *Gasonics International Corp. ............................        900          6,300
                                                                           -----------
Medical & Medical Services -- 3.2%
  Bindley Western Industries, Inc. .........................      2,400         79,200
  *CN Biosciences, Inc. ....................................      1,000         25,000
  *Guilford Pharmaceuticals, Inc. ..........................        800         14,100
  *Inhale Therapeutic Systems...............................      1,000         24,750
  *National Surgery Centers, Inc. ..........................        700         20,344
  *Vical, Inc. .............................................        800         13,550
                                                                           -----------
                                                                               176,944
                                                                           -----------
Medical Equipment & Supplies -- 1.0%
  *Cytyc Corp. .............................................      1,000         16,313
  *Geron Corp. .............................................      1,200         11,250
  *Ligand Pharmaceuticals, Inc. Class B.....................      1,400         18,025
  *Novoste Corp. ...........................................        600         13,238
                                                                           -----------
                                                                                58,826
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Metals - Iron & Steel -- 1.8%
  *Mueller Industries, Inc. ................................      2,600    $    96,525
                                                                           -----------
Oil & Gas -- 0.4%
  *Cal Dive International, Inc. ............................        700         19,294
                                                                           -----------
Oil Equipment & Services -- 2.5%
  Daniel Industries, Inc. ..................................      3,700         70,300
  *Friede Goldman International, Inc. ......................        700         20,213
  Global Industries Ltd. ...................................      2,800         47,250
                                                                           -----------
                                                                               137,763
                                                                           -----------
Recreational -- 4.0%
  *Bally Total Fitness Holding Corp. .......................      2,300         82,800
  *Coastcast Corp. .........................................      4,100         73,800
  *Hibbett Sporting Goods, Inc. ............................        700         28,000
  *North Face (The), Inc. ..................................        700         16,800
  *Steiner Leisure Ltd. ....................................        600         18,150
                                                                           -----------
                                                                               219,550
                                                                           -----------
Retail - Apparel -- 2.6%
  *Buckle, Inc. ............................................      3,600        106,200
  *Gadzooks, Inc. ..........................................        800         22,050
  *The Wet Seal, Inc., Class A..............................        500         16,000
                                                                           -----------
                                                                               144,250
                                                                           -----------
Retail Food Chains -- 1.2%
  TCBY Enterprises, Inc. ...................................      7,300         67,070
                                                                           -----------
Retail Merchandising -- 4.8%
  *Amazon.com, Inc. ........................................      2,000        199,500
  *Barnett, Inc. ...........................................        800         16,200
  *Stein Mart Inc. .........................................      1,700         22,950
  *Wilmar Industries, Inc. .................................        800         20,400
                                                                           -----------
                                                                               259,050
                                                                           -----------
Services -- 1.0%
  *Inspire Insurance Solutions, Inc. .......................        400         13,300
  *Service Experts, Inc. ...................................        800         27,600
  *Sportsline USA, Inc. ....................................        300         10,969
                                                                           -----------
                                                                                51,869
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Growth Portfolio

Statement of Net Assets, June 30, 1998  --  Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software -- 1.3%
  *Best Software, Inc. .....................................      1,100    $    23,238
  *Datastream Systems, Inc. ................................        800         15,250
  *Pervasive Software, Inc. ................................      1,300         13,488
  *TSI International Software Ltd. .........................        700         16,012
                                                                           -----------
                                                                                67,988
                                                                           -----------
Telecommunications -- 4.4%
  *IXC Communication, Inc. .................................      2,100        101,850
  *Paging Network, Inc. ....................................      3,800         53,200
  Telegroup, Inc. ..........................................        700          6,475
  *US LEC Corp. Class A.....................................        700         14,613
  *Western Wireless Corp. Class A...........................      3,300         65,794
                                                                           -----------
                                                                               241,932
                                                                           -----------
Transportation -- 0.9%
  MotivePower Industries, Inc. .............................      1,800         44,100
  *Trailer Bridge, Inc. ....................................      1,500          6,000
                                                                           -----------
                                                                                50,100
                                                                           -----------
Travel -- 2.1%
  *Ambassadors International, Inc. .........................        300          9,094
  *Preview Travel, Inc. ....................................      2,500         85,938
  *Resortquest International, Inc. .........................      1,100         17,944
                                                                           -----------
                                                                               112,976
                                                                           -----------
Waste Management -- 1.1%
  *American Disposal Services, Inc. ........................      1,300         60,938
                                                                           -----------
    TOTAL COMMON STOCK (COST $4,656,699)....................                 4,906,456
                                                                           -----------
SHORT TERM INVESTMENTS -- 12.7%
  Temporary Investment Fund, Inc.  --  TempCash.............    692,047        692,047
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $692,047)............                   692,047
                                                                           -----------
    TOTAL INVESTMENTS -- 102.7% (COST $5,348,746)...........                 5,598,503
    LIABILITIES IN EXCESS OF OTHER ASSETS  --  (2.7%).......                  (147,933)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.13 per share based on 537,814 shares of
    capital stock outstanding)..............................               $ 5,450,570
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($5,450,570/537,814 shares outstanding)...................               $     10.13
                                                                           ===========

* Non-Income Producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

1998 Semi-Annual Review
Providentmutual Investment Management Company

--------------------------------------------------------------------------------

The total return for the Market Street Fund Small Cap Value Portfolio since inception on May 4, 1998 through June 30 was -5.5%. This return reflects a very short time period and compares to the portfolio's style benchmark for the same period of -5.08%. The Wilshire series of style indices referred to as the "Quantum" indices are the style benchmarks with which we compare the portfolio's performance.

Providentmutual Investment Management Company has selected the following two sub-advisers to perform the day-to-day management of the portfolio. The two firms chosen possess a proven small cap value orientation and discipline.

                          MANAGER                             FUND %
                          -------                             ------
Denver Investment Advisors..................................    60%
1838 Investment Advisors....................................    40%
Total Fund..................................................   100%

The market for small cap stocks has continued the erratic return established earlier in the year, and these stocks are still experiencing the same general lack of investor respect compared to the largest cap stocks. The meltdown of Asian economies has encouraged foreign money to flow into the US as a safe haven and typically into the well-known large cap names. The popularity of indexing and the desire for liquidity also has benefited large cap names. Lastly, merger and acquisition excitement has been dominated by the mega-deals of the very large companies. Investors have paid a substantial premium for the liquidity of large cap names. In this environment the valuations of small cap stocks appear increasingly compelling.

The portfolio targets stable or improving businesses at low multiples of price to earnings, price to book value, and price to cash flow. The investment discipline used prohibits paying up for expensive stocks with the expectation long term of attractive total returns.

The largest sector holdings of the portfolio include:

                           SECTOR                              %
                           ------                             ----
Retail......................................................  10.2%
Manufacturing...............................................   7.2%
Insurance...................................................   6.9%
Financial Institutions......................................   5.5%

Looking forward, the earnings growth of small caps may exceed that of large caps. Small cap stocks typically have domestically-oriented businesses that are more insulated from changes in the US dollar. The strong US dollar is now putting pressure on US exports. Historically over the long term a strong dollar has been associated with the outperformance of small cap stocks over large cap stocks. The slackening trade demand from abroad and its ramifications for large cap stocks may reward small cap investors in the second half of 1998.

We look forward to your support and to our long term goal of capital appreciation!

Sarah C. Lange, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK  --  92.4%
Aerospace & Defense -- 3.0%
  Ducommun, Inc. ...........................................         2,000    $    40,000
  Kaman Corporation Class A.................................         1,900         36,159
  Primex Technologies, Inc. ................................           200         10,250
  Thiokol Corp. ............................................         1,500         69,187
                                                                              -----------
                                                                                  155,596
                                                                              -----------
Airlines -- 1.3%
  Alaska Air Group, Inc. ...................................           500         27,281
  *America West Airlines, Inc. .............................         1,300         37,131
                                                                              -----------
                                                                                   64,412
                                                                              -----------
Automotive Equipment & Services -- 1.0%
  Arvin Industries, Inc. ...................................           800         29,050
  *Copart, Inc. ............................................           400          9,250
  *Delco Remy International, Inc. ..........................         1,100         14,162
                                                                              -----------
                                                                                   52,462
                                                                              -----------
Banks -- 1.9%
  Dime Community Bancorp, Inc. .............................         1,100         30,525
  Riggs National Corp. .....................................         1,700         49,671
  *Southern Pacific Funding Corp. ..........................         1,200         18,825
                                                                              -----------
                                                                                   99,021
                                                                              -----------
Building & Building Supplies -- 3.9%
  BMC West Corp. ...........................................         1,400         19,337
  *Cameron Ashley Building Products, Inc. ..................           600         10,125
  Coachmen Industries, Inc. ................................         1,000         26,125
  Engle Homes, Inc. ........................................           800         12,500
  *Holophane Corp. .........................................           600         15,300
  Lone Star Industries, Inc. ...............................           400         30,825
  Texas Industries, Inc. ...................................         1,100         58,300
  *Toll Brothers, Inc. .....................................           800         22,950
  *Willbros Group, Inc. ....................................           500          7,812
                                                                              -----------
                                                                                  203,274
                                                                              -----------
Chemicals -- 2.4%
  General Cable Corp. ......................................         1,400         40,425
  General Chemical Group, Inc. .............................           900         24,975
  O.M. Group, Inc. .........................................           400         16,500
  Wellman, Inc. ............................................         1,900         43,106
                                                                              -----------
                                                                                  125,006
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 3.9%
  *Adept Technology, Inc. ..................................         1,100    $     8,319
  *HMT Technology Corp. ....................................         1,100          9,212
  *Software Spectrum, Inc. .................................           700         14,175
  Sterling Software, Inc. ..................................         1,500         44,344
  *Symantec Corp. ..........................................         1,200         31,350
  The Learning Company, Inc. ...............................         1,300         38,512
  *Wall Data, Inc. .........................................           900         14,400
  *Wang Labs, Inc. .........................................         1,600         40,700
                                                                              -----------
                                                                                  201,012
                                                                              -----------
Construction -- 1.1%
  M.D.C. Holdings, Inc. ....................................           900         17,775
  *Morrison Knudsen Corp. ..................................         2,900         40,781
                                                                              -----------
                                                                                   58,556
                                                                              -----------
Containers -- .7%
  Shorewood Packaging.......................................         1,300         20,637
  *US Can Corp. ............................................           900         13,219
                                                                              -----------
                                                                                   33,856
                                                                              -----------
Cosmetics and Toiletries -- 0.8%
  *American Safety Razor Corp. .............................         2,000         29,250
  *French Fragrances, Inc. .................................           700         10,937
                                                                              -----------
                                                                                   40,187
                                                                              -----------
Drugs & Healthcare -- 2.0%
  Block Drug Co. Class A....................................           300         11,400
  *Bio-Rad Labs, Inc. Class A...............................           300          9,188
  *Chronimed, Inc. .........................................           800         10,300
  *Del Global Technologies Corp. ...........................         1,300         13,000
  *Haemonetics Corp. .......................................           800         12,800
  *Marquiette Medical Systems, Inc. Class A.................           700         17,959
  *Medco Research, Inc. ....................................           400         10,200
  *Polymedica Corp. ........................................           800          7,200
                                                                              -----------
                                                                                   92,047
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics -- 3.7%
  AVX Corp. ................................................         1,500    $    24,094
  Belden, Inc. .............................................           800         24,500
  *Burr-Brown Corp. ........................................           700         14,700
  Esco Electronics Corp. ...................................         2,100         39,900
  *Marshall Industries, Inc. ...............................           600         16,350
  Oak Industries, Inc. .....................................           800         28,300
  Richardson Electronics, Ltd. .............................         1,000         13,500
  Tektronix, Inc. ..........................................           700         24,762
                                                                              -----------
                                                                                  186,106
                                                                              -----------
Engineering -- 0.2%
  URS Corp. ................................................           600         10,200
                                                                              -----------
Entertainment -- 1.2%
  *Hastings Entertainment, Inc. ............................         1,000         11,000
  *Primadonna Resorts, Inc. ................................         1,500         21,516
  *Rio Hotel and Casino, Inc. ..............................         1,100         20,762
  Royal Olympic Cruise Lines................................           800          8,000
                                                                              -----------
                                                                                   61,278
                                                                              -----------
Financial Institutions -- 4.8%
  Advest Group, Inc. .......................................           600         17,325
  Astoria Financial Corp. ..................................           700         37,450
  Downey Financial Corp. ...................................         1,000         32,687
  Enhance Financial Services Group, Inc. ...................         2,600         87,750
  Everen Capital Corp. .....................................         1,100         30,800
  MAF Bancorp, Inc. ........................................           600         21,825
  The PMI Group, Inc. ......................................           300         22,012
                                                                              -----------
                                                                                  249,849
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors -- 4.7%
  *Ben & Jerry's Homemade, Inc. Class A.....................           900    $    17,437
  *Chock Full O'Nuts Corp. .................................         3,100         21,119
  Dean Foods Co. ...........................................           500         27,469
  Earthgrains Co. ..........................................           700         39,112
  Michael Foods, Inc. ......................................         1,000         29,375
  *Ralcorp Holdings, Inc. ..................................         2,000         37,750
  *Smithfield Foods, Inc. ..................................           900         27,450
  Smucker (J.M.) Co. Class A................................           400          9,925
  *Suiza Foods Corp. .......................................           200         11,937
  *Sylvan, Inc. ............................................         1,200         18,900
  Worthington Foods, Inc. ..................................           200          4,187
                                                                              -----------
                                                                                  244,661
                                                                              -----------
Healthcare Services -- 3.9%
  *Ameripath, Inc. .........................................           700          8,269
  *Beverly Enterprises, Inc. ...............................         1,700         23,481
  *Genesis Health Ventures, Inc. ...........................           900         22,500
  Integrated Health Services, Inc. .........................           800         30,000
  *Mariner Health Group, Inc. ..............................           400          6,650
  *NovaCare, Inc. ..........................................         1,800         21,150
  *Paragon Health Network, Inc. ............................           800         12,900
  Retirement Care Associates, Inc. .........................         1,600         11,600
  *Sun Healthcare Group, Inc. ..............................           700         10,237
  *Trigon Healthcare, Inc. .................................         1,500         54,281
                                                                              -----------
                                                                                  201,068
                                                                              -----------
Home Furnishings -- 1.7%
  American Woodmark Corp. ..................................           500         13,687
  Crown Crafts, Inc. .......................................           700         10,762
  *Furniture Brands International, Inc. ....................           800         22,450
  LADD Furniture, Inc. .....................................           900         27,000
  *Quaker Fabric Corp. .....................................           900         12,994
                                                                              -----------
                                                                                   86,893
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Hotel/Restaurants -- 1.4%
  Innkeepers USA Trust, Inc. ...............................         1,500    $    18,937
  *O'Charleys, Inc. ........................................    1,050.....         15,750
  Prime Hospitality Corp. ..................................         1,100         19,181
  *RARE Hospitality International, Inc. ....................    400.......          5,875
  Servico, Inc. ............................................           900         13,500
                                                                              -----------
                                                                                   73,243
                                                                              -----------
Household Products -- 1.3%
  *American Safety Razor Corp. .............................           700         10,237
  Ekco Group, Inc. .........................................         2,100         16,538
  Global Tech Appliance Inc. ...............................           700         10,063
  Libbey, Inc. .............................................           600         22,988
  Royal Appliance Manufacturing Co. ........................         1,000          6,250
                                                                              -----------
                                                                                   66,076
                                                                              -----------
Insurance -- 6.9%
  Allmerica Financial Group.................................           400         26,000
  Berkley (W.R.) Corp. .....................................           400         16,025
  Blanch (E.W.) Holdings....................................           700         25,725
  Everest Re Holdings, Inc. ................................           500         19,219
  *Delphi Financial Group, Inc. Class A.....................           500         28,156
  *Farm Family Holdings, Inc. ..............................           200          7,788
  FBL Financial Group, Inc. ................................           800         20,500
  *Fpic Insurance Group, Inc. ..............................           600         20,175
  Fremont General Corp. ....................................           800         43,350
  Harleysville Group, Inc. .................................           900         18,675
  HCC Insurance Holdings, Inc. .............................           800         17,600
  LandAmerica Financial Group, Inc. ........................           700         40,075
  Life USA Holding, Inc. ...................................         1,200         15,525
  Paula Financial...........................................           900         18,113
  *Penn Treaty American Corp. ..............................           300          9,450
  State Auto Financial......................................           400         12,750
  Stirling Cooke Brown Holding Ltd. ........................           400         11,250
  Zenith National Insurance Corp. ..........................           300          8,456
                                                                              -----------
                                                                                  358,832
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Leasing -- 3.7%
  *Avis Rent A Car, Inc. ...................................         1,500    $    37,125
  *Budget Group, Inc., Class A..............................         1,100         35,131
  *Indigo Aviation AB ADR...................................         1,000         10,875
  Rent Way, Inc. ...........................................           400         12,200
  Rollins Truck Leasing.....................................         4,000         49,501
  Varlen Corp. .............................................         1,400         48,300
                                                                              -----------
                                                                                  193,132
                                                                              -----------
Machinery & Heavy Equipment -- 0.8%
  CTB International Corp. ..................................           700          9,494
  Innovative Valve Technologies, Inc. ......................           700          5,163
  Mac-Gray Corp. ...........................................         2,200         28,050
                                                                              -----------
                                                                                   42,707
                                                                              -----------
Manufacturing -- 7.2%
  *Anixter International, Inc. .............................         1,300         24,781
  Avondale Industries, Inc. ................................           800         22,075
  *Buckeye Technologies, Inc. ..............................         1,400         32,988
  *Coastcast Corp. .........................................           100         18,000
  Fedders Corp. Class A.....................................         1,700         10,838
  *Hawk Corp. ..............................................           600         10,575
  *M & F Worldwide Corp. ...................................         1,100         10,931
  *Monaco Coach Corp. ......................................         1,400         40,950
  Oregon Steel Mills, Inc. .................................         1,000         18,625
  Oxford Industries, Inc. ..................................         1,500         52,406
  *Pameco Corp. ............................................           500         10,000
  Quanex Corp. .............................................           700         21,219
  *Quicksilver, Inc. .......................................           700         13,956
  Ruddick Corp. ............................................         1,500         27,188
  *Silgan Holdings, Inc. ...................................           600         16,800
  Velcro Industries N.V. ...................................           100         13,925
  *Wolverine Tube, Inc. ....................................           500         19,000
  *Worldtex, Inc. ..........................................           900          5,231
                                                                              -----------
                                                                                  369,488
                                                                              -----------
Office Equipment & Supplies -- 0.8%
  *American Pad & Paper Co. ................................           700          3,150
  *Day Runner, Inc. ........................................           500         12,594
  Kentek Information Systems, Inc. .........................           900          7,763
  United Stationers, Inc. ..................................           300         19,425
                                                                              -----------
                                                                                   42,932
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Equipment & Services -- 1.5%
  *HS Resources, Inc. ......................................         2,000    $    29,125
  SEACOR SMIT, Inc. ........................................           400         24,525
  Tesoro Petroleum Corp. ...................................         1,600         25,400
                                                                              -----------
                                                                                   79,050
                                                                              -----------
Paper & Forest Products -- 0.8%
  Chesapeake Corp. .........................................           800         31,150
  Schweitzer-Mauduit International, Inc. ...................           400          11600
                                                                              -----------
                                                                                   42,750
                                                                              -----------
Pharmaceuticals -- 1.9%
  Bindley Western Industries, Inc. .........................         2,000         66,000
  Roberts Pharmaceutical Corp. .............................         1,400         32,200
                                                                              -----------
                                                                                   98,200
                                                                              -----------
Printing & Publishing -- 2.2%
  Bowne & Co., Inc. ........................................           500         22,500
  *Journal Register Co. ....................................           600         10,050
  McClatchy Newspapers, Inc. ...............................           500         17,313
  *World Color Press, Inc. .................................         1,700         59,500
                                                                              -----------
                                                                                  109,363
                                                                              -----------
Real Estate -- 3.6%
  Annaly Mortgage Management Inc. ..........................           700          6,344
  Brandywine Realty Trust...................................           800         17,900
  Burnham Pacific Properties, Inc. .........................         1,100         15,606
  CCA Prison Realty Trust...................................           300          9,188
  Eastgroup Properties......................................         1,600         32,100
  Healthcare Realty Trust...................................           500         13,625
  Health Care REIT, Inc. ...................................         1,000         25,500
  M/I Schottenstein Homes, Inc. ............................           400          8,650
  Pacific Gulf Properties, Inc. ............................           500         10,656
  Parkway Properties, Inc. .................................           800         23,600
  Sunstone Hotel Investors, Inc. ...........................         1,800         23,963
                                                                              -----------
                                                                                  187,132
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, June 30, 1998  --  Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail - Apparel -- 4.3%
  Blair Corp. ..............................................           300    $     9,600
  *Bon Ton Stores, Inc. ....................................           800          12850
  *Brylane, Inc. ...........................................           400         18,400
  Burlington Coat Factory Warehouse.........................           100          2,250
  Cato Corp. Class A........................................         2,100         36,553
  *Footstar, Inc. ..........................................         1,300         62,400
  *Gerber Childrenswear, Inc. ..............................           900         13,894
  *Maxwell Shoe Co., Inc. Class A...........................         1,700         33,788
  *Paul Harris Stores, Inc. ................................           700          9,275
  *Tropical Sportswear International Corp. .................         1,100         23,375
                                                                              -----------
                                                                                  222,385
                                                                              -----------
Retail Merchandising -- 5.9%
  BJ's Wholesale Club, Inc. ................................         1,000         40,626
  *Cole National Corp. Class A..............................           500         20,000
  *Duckwall-Alco Stores, Inc. ..............................           600         10,500
  *Finlay Enterprises, Inc. ................................           600         14,475
  Fred's, Inc. - Class A....................................         2,000         51,000
  Huffy Corporation.........................................         1,000         18,125
  *Jan Bell Marketing, Inc. ................................           600          3,900
  *Rex Stores Corp. ........................................           600          7,575
  ShopKo Stores, Inc. ......................................         1,600         54,400
  *Zale Corp. ..............................................         2,700         85,894
                                                                              -----------
                                                                                  306,495
                                                                              -----------
Steel -- 1.2%
  *Citation Corp. ..........................................         2,400         48,000
  *Coastcast Corp. .........................................           800         14,400
                                                                              -----------
                                                                                   62,400
                                                                              -----------
Telecommunications -- 0.6%
  *Bel Fuse, Inc. ..........................................         1,400         31,150
                                                                              -----------
Textiles -- 1.2%
  *Burlington Industries, Inc. .............................         1,500         21,094
  *Dan River, Inc. Class A..................................         1,200         20,400
  *Galey & Lord, Inc. ......................................           300          4,463
  Guilford Mills, Inc. .....................................           900         18,000
                                                                              -----------
                                                                                   63,957
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Small Cap Value Portfolio

Statement of Net Assets, June 30, 1998 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Transportation -- 2.9%
  Airborne Freight Corp. ...................................         1,300    $    45,419
  Canadian National Railway Co. ............................           300         15,938
  *Consolidated Freightways Corp. ..........................         2,200         30,663
  Offshore Logistics, Inc. .................................         1,600         28,400
  Sea Containers, Ltd. .....................................           800         30,600
                                                                              -----------
                                                                                  151,020
                                                                              -----------
Utilities -- 1.9%
  Central Hudson Gas & Electric Corp. ......................           700         32,113
  Cleco Corp. ..............................................           900         26,775
  Interstate Energy Corp. ..................................           400         13,000
  Rochester Gas and Electric Corp. .........................           900         28,744
                                                                              -----------
                                                                                  100,632
                                                                              -----------
Waste Management -- 0.3%
  Laidlaw Environmental Services, Inc. .....................         3,900         14,138
                                                                              -----------
    TOTAL COMMON STOCK (COST $4,980,204)....................                    4,780,566
                                                                              -----------
SHORT-TERM INVESTMENTS -- 8.0%
  Temporary Investment Fund, Inc. -- Temp Cash..............       411,516        411,516
                                                                              -----------
    TOTAL SHORT TERM INVESTMENTS (COST $411,516)............                      411,516
                                                                              -----------
    TOTAL INVESTMENTS -- 100.4% (COST $5,391,720)...........                    5,192,082
    LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%).........                      (19,248)
                                                                              -----------
NET ASSETS -- 100.0%
  (Equivalent to $9.46 per share based on 546,961 shares of
    capital stock outstanding)..............................                  $ 5,172,834
                                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($5,172,834 / 546,961 shares outstanding).................                  $      9.46
                                                                              ===========

* Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statements of Operations for the Six Months Ended June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

                                                                               MONEY
                                                                GROWTH         MARKET         BOND
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $ 2,495,950    $        0    $        0
  Interest..................................................      309,881     1,918,582       842,058
    Less: foreign taxes withheld............................      (18,521)            0             0
                                                              -----------    ----------    ----------
    Total Income............................................    2,787,310     1,918,582       842,058
                                                              -----------    ----------    ----------
EXPENSES:
  Investment advisory fee...................................      458,444        85,070        44,302
  Administration fee........................................       73,299        23,725        15,078
  Directors' fee............................................       10,989         2,603           971
  Transfer agent fee........................................        2,556         1,176           904
  Custodian fee.............................................       17,123         5,172         2,280
  Legal fees................................................       18,832         4,480         1,675
  Audit fees................................................       13,887         3,306         1,234
  Printing..................................................       27,072         8,828         3,276
  Insurance.................................................       10,129         2,539           862
  Miscellaneous.............................................        1,128           647           553
                                                              -----------    ----------    ----------
                                                                  633,459       137,546        71,135
  Less: expenses waived by Administrator and reimbursed by
    affiliated insurance company............................      (23,052)       (5,729)       (2,401)
                                                              -----------    ----------    ----------
    Total expenses..........................................      610,407       131,817        68,734
                                                              -----------    ----------    ----------
    Net investment income...................................    2,176,903     1,786,765       773,324
                                                              -----------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments:............................................    6,707,518             0       226,812
    Foreign Currency related translations...................      (15,122)           --            --
                                                              -----------    ----------    ----------
                                                                6,692,396             0       226,812
                                                              -----------    ----------    ----------
  Net change in unrealized appreciation (depreciation) from:
    Investments.............................................   19,559,311             0        24,662
    Foreign currency related translations...................           --            --            --
                                                              -----------    ----------    ----------
                                                               19,559,311            --        24,662
                                                              -----------    ----------    ----------
    Net gain (loss) on investments and foreign currency
      transactions..........................................   26,251,707             0       251,474
                                                              -----------    ----------    ----------
    Net increase (decrease) in net assets resulting from
      operations............................................  $28,428,610    $1,786,765    $1,024,798
                                                              ===========    ==========    ==========

* Commencement of operations was May 4, 1998.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statements of Operations for the Six Months Ended June 30, 1998 -- (Concluded) (Unaudited)

--------------------------------------------------------------------------------

                  AGGRESSIVE                   SENTINEL     LARGE       LARGE      SMALL       SMALL
      MANAGED       GROWTH     INTERNATIONAL    GROWTH       CAP         CAP        CAP         CAP
     PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO   GROWTH*     VALUE*     GROWTH*     VALUE*
------------------------------------------------------------------------------------------------------
     $  318,041   $  159,380    $  914,449     $ 40,654    $ 15,087   $  34,941   $    586   $   5,378
        806,260      122,190        86,942       15,877       8,626       8,822      9,395      10,251
         (1,554)           0       (78,710)           0           0        (119)         0           0
     ----------   ----------    ----------     --------    --------   ---------   --------   ---------
      1,122,747      281,570       922,681       56,531      23,713      43,644      9,981      15,629
     ----------   ----------    ----------     --------    --------   ---------   --------   ---------
        119,726      115,157       259,122       24,171      11,728      11,845      6,518       6,582
         26,826       25,500        41,051       16,803       1,413       1,427        612         467
          2,262        2,022         2,659          374         147         148         63          64
          1,119        1,077         1,182          805         254         254        243         243
          5,265        5,470        20,880        2,552       1,339       2,721      1,577       3,093
          3,886        3,458         4,570          640         325         328        141         142
          2,867        2,551         3,367          471         220         223         95          96
          7,655        6,819         8,934          420         268         270        116         117
          2,205        1,611         2,445          293           0           0          0           0
            625          615         4,737          516         165         165        160         160
     ----------   ----------    ----------     --------    --------   ---------   --------   ---------
        172,436      164,280       348,947       47,045      15,859      17,381      9,525      10,964
         (4,490)      (3,739)            0       (5,187)        667        (694)      (840)     (2,194)
     ----------   ----------    ----------     --------    --------   ---------   --------   ---------
        167,946      160,541       348,947       41,858      16,526      16,687      8,685       8,770
     ----------   ----------    ----------     --------    --------   ---------   --------   ---------
        954,801      121,029       573,734       14,673       7,187      26,957      1,296       6,859
     ----------   ----------    ----------     --------    --------   ---------   --------   ---------
      2,072,834    4,138,115     4,031,063      528,501    (143,033)    (29,679)  (124,275)    (48,448)
         (1,959)          --       (50,889)          --          --          --         --          --
     ----------   ----------    ----------     --------    --------   ---------   --------   ---------
      2,070,875    4,138,115     3,980,174      528,501    (143,033)    (29,679)  (124,275)    (48,448)
     ----------   ----------    ----------     --------    --------   ---------   --------   ---------
      1,603,553     (591,745)    3,828,207      100,054     439,531    (115,977)   249,757    (199,638)
             --           --       (13,618)          --          --          --         --          --
     ----------   ----------    ----------     --------    --------   ---------   --------   ---------
      1,603,553     (591,745)    3,814,589      100,054     439,531    (115,977)   249,757    (199,638)
     ----------   ----------    ----------     --------    --------   ---------   --------   ---------
      3,674,428    3,546,370     7,794,763      628,555     296,498    (145,656)   125,482    (248,086)
     ----------   ----------    ----------     --------    --------   ---------   --------   ---------
     $4,629,229   $3,667,399    $8,368,497     $643,228    $303,685   $(118,699)  $126,778   $(241,227)
     ==========   ==========    ==========     ========    ========   =========   ========   =========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                    FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                                                                 (UNAUDITED)
                                                               MONEY                                  AGGRESSIVE
                                                GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income...................  $  2,176,903   $ 1,786,765   $   773,324   $   954,801   $   121,029    $   573,734
   Net realized gain (loss) on investments
    and foreign currency related
    transactions...........................     6,692,396             0       226,812     2,070,875     4,138,115      3,980,174
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations..........    19,559,311             0        24,662     1,603,553      (591,745)     3,814,589
                                             ------------   -----------   -----------   -----------   -----------    -----------
   Net increase (decrease) in net assets
    resulting from operations..............    28,428,610     1,786,765     1,024,798     4,629,229     3,667,399      8,368,497
 Distributions:
   From net investment income..............    (2,198,383)   (1,786,765)     (695,163)     (930,791)     (391,790)       (78,005)
   From net realized gains.................   (35,634,593)            0        (3,599)   (2,699,617)   (3,740,193)    (4,341,196)
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies....................    45,392,078     7,736,874     3,625,915     5,626,372     6,987,863      7,356,995
                                             ------------   -----------   -----------   -----------   -----------    -----------
    Total increase in net assets...........    35,987,712     7,736,874     3,951,951     6,625,193     6,523,279     11,306,291
NET ASSETS
 Beginning of period.......................   267,389,331    64,338,911    23,350,370    56,067,509    48,574,105     62,513,456
                                             ------------   -----------   -----------   -----------   -----------    -----------
 End of Period.............................  $303,377,043   $72,075,785   $27,302,321   $62,692,702   $55,097,384    $73,819,747
                                             ============   ===========   ===========   ===========   ===========    ===========

--------------------------------------------------------------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31, 1997
                                                               MONEY                                  AGGRESSIVE
                                                GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income...................  $  4,610,554   $ 3,164,621   $ 1,205,822   $ 1,707,727   $   391,789    $   662,481
   Net realized gain (loss) on investments
    and foreign currency related
    transactions...........................    35,589,649           (57)      177,501     2,697,609     3,740,193      4,167,248
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations..........     9,025,359            --       449,185     4,950,546     3,790,949        178,783
                                             ------------   -----------   -----------   -----------   -----------    -----------
   Net increase (decrease) in net assets
    resulting from operations..............    49,225,562     3,164,564     1,832,508     9,355,882     7,922,931      5,008,512
 Distributions:
   From net investment income..............    (4,690,830)   (3,164,621)   (1,143,012)   (1,626,361)     (326,522)      (427,579)
   From net realized gains.................   (23,067,604)           --            --      (344,551)      (64,760)    (3,347,494)
 Capital share transactions:
   Shares exchanged in acquisition of
    Common Stock Portfolio.................    13,633,276            --            --            --            --             --
   Net contributions from affiliated life
    insurance companies....................    33,340,861    10,142,244     5,573,996     5,251,369     6,944,174     10,324,894
                                             ------------   -----------   -----------   -----------   -----------    -----------
    Total increase (decrease) in net
      assets...............................    68,441,265    10,142,187     6,263,492    12,636,339    14,475,823     11,558,333
NET ASSETS
 Beginning of period.......................   198,948,066    54,196,724    17,086,878    43,431,170    34,098,282     50,955,123
                                             ------------   -----------   -----------   -----------   -----------    -----------
 End of Period.............................  $267,389,331   $64,338,911   $23,350,370   $56,067,509   $48,574,105    $62,513,456
                                             ============   ===========   ===========   ===========   ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets -- (Concluded)

--------------------------------------------------------------------------------

                                                                           FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                                                                         (UNAUDITED)
                                                               SENTINEL        LARGE         LARGE        SMALL        SMALL
                                                                GROWTH          CAP           CAP          CAP          CAP
                                                               PORTFOLIO      GROWTH*       VALUE*       GROWTH*       VALUE*
-------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income....................................  $    14,673   $     7,187   $    26,957   $    1,296   $    6,859
   Net realized gain (loss) on investments and foreign
    currency related transactions...........................      528,501      (143,033)      (29,679)    (124,275)     (48,448)
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations...........      100,054       439,531      (115,977)     249,757     (199,638)
                                                              -----------   -----------   -----------   ----------   ----------
   Net increase (decrease) in net assets resulting from
    operations..............................................      643,228       303,685      (118,699)     126,778     (241,227)
 Distributions:
   From net investment income...............................      (25,069)            0             0            0            0
   From net realized gains..................................   (1,668,898)            0             0            0            0
 Capital share transactions:
   Net contributions from affiliated life insurance
    companies...............................................    3,464,071    11,447,371    11,854,023    5,323,792    5,414,061
                                                              -----------   -----------   -----------   ----------   ----------
    Total increase in net assets............................    2,413,332    11,751,056    11,735,324    5,450,570    5,172,834
NET ASSETS
 Beginning of period........................................    8,361,989             0             0            0            0
                                                              -----------   -----------   -----------   ----------   ----------
 End of Period..............................................  $10,775,321   $11,751,056   $11,735,324   $5,450,570   $5,172,834
                                                              ===========   ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31, 1997
                                                               SENTINEL        LARGE         LARGE        SMALL        SMALL
                                                                GROWTH          CAP           CAP          CAP          CAP
                                                               PORTFOLIO      GROWTH         VALUE        GROWTH       VALUE
-------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income....................................  $    25,069
   Net realized gain (loss) on investments and foreign
    currency related transactions...........................    1,668,898
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations...........      132,149
                                                              -----------
   Net increase (decrease) in net assets resulting from
    operations..............................................    1,826,116
 Distributions:
   From net investment income...............................      (23,408)
   From net realized gains..................................       (3,259)
 Capital share transactions:
   Shares exchanged in acquisition of Common Stock
    Portfolio...............................................           --
   Net contributions from affiliated life insurance
    companies...............................................      898,951
                                                              -----------
    Total increase (decrease) in net assets.................    2,698,400
NET ASSETS
 Beginning of period........................................    5,663,589
                                                              -----------
 End of Period..............................................  $ 8,361,989
                                                              ===========

* Commencement of operations was May 4, 1998.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                               GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                      01/01/98
                                                            TO     01/01/97  01/01/96   01/01/95   01/01/94   01/01/93
                                                      06/30/98          TO         TO         TO         TO         TO
                                                     (UNAUDITED)   12/31/97  12/31/96   12/31/95   12/31/94   12/31/93
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............      $19.46     $18.10    $16.36     $14.00     $14.09     $13.73
                                                       -------     -------   -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............................        .12         .35       .46        .47        .43        .38
Net realized and unrealized gain (loss) on
 investments.......................................       1.60        3.49      2.54       3.41       (.10)       .94
                                                       -------     -------   -------    -------    -------    -------
   Total from investment operations................       1.72        3.84      3.00       3.88        .33       1.32
                                                       -------     -------   -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income............................................       (.15)       (.38)     (.48)      (.46)      (.41)      (.39)
Dividends to shareholders from net capital gains...      (2.59)      (2.10)     (.78)     (1.06)      (.01)      (.35)
Dividends to shareholders in excess of net
 investment income.................................         --        (.00)     (.00)      (.00)      (.00)      (.22)
                                                       -------     -------   -------    -------    -------    -------
   Total distributions.............................      (2.74)      (2.48)    (1.26)     (1.52)      (.42)      (.96)
                                                       -------     -------   -------    -------    -------    -------
Net asset value, end of period.....................     $18.44      $19.46    $18.10     $16.36     $14.00     $14.09
                                                       =======     =======   =======    =======    =======    =======
   Total return....................................      10.51%(2)   24.32%    19.58%     30.39%      2.40%      9.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...................    303,377     267,389   198,948    161,899    115,191    109,534
Ratios of expenses to average net assets
 (annualized)(1)...................................        .43%        .43%      .50%       .61%       .63%       .76%
Ratios of net investment income to average net
 assets (annualized)...............................       1.51%       2.01%     2.80%      3.20%      3.10%      2.86%
Portfolio turnover.................................         15%        108%       72%        61%        63%        51%
--------------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Growth Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 1998, and the years ended December 31, 1997, 1996, 1995, 1994 and 1993 were as follows:
     0.44%, 0.43%, 0.50%, 0.61%, 0.67% and 0.76% respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                        MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                01/01/98
                                                      TO      01/01/97   01/01/96   01/01/95   01/01/94   01/01/93
                                                06/30/98            TO         TO         TO         TO         TO
                                                (UNAUDITED)   12/31/97   12/31/96   12/31/95   12/31/94   12/31/93
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........      $1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                  ------       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................       .03          .05        .05        .05        .04        .03
                                                  ------       ------     ------     ------     ------     ------
    Total from investment operations..........       .03          .05        .05        .05        .04        .03
                                                  ------       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
  income......................................      (.03)        (.05)      (.05)      (.05)      (.04)      (.03)
                                                  ------       ------     ------     ------     ------     ------
    Total distributions.......................      (.03)        (.05)      (.05)      (.05)      (.04)      (.03)
                                                  ------       ------     ------     ------     ------     ------
Net asset value, end of period................     $1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                  ======       ======     ======     ======     ======     ======
    Total return..............................      2.63%(2)     5.33%      5.15%      5.61%      3.81%      2.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..............    72,076       64,339     54,197     34,615     21,040     12,506
Ratios of expenses to average net assets
  (annualized)(1).............................       .40%         .39%       .44%       .50%       .55%       .65%
Ratios of net investment income to average net
  assets (annualized).........................      5.24%        5.21%      5.03%      5.47%      3.86%      2.56%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Money Market Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 1998, and the years ended December 31, 1997, 1996, 1995, 1994, and 1993 were as follows: 0.39%, 0.39%, 0.44%, 0.50%, 0.59% and 0.65% respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                              BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                    01/01/98
                                                          TO      01/01/97   01/01/96   01/01/95   01/01/94   01/01/93
                                                    06/30/98            TO         TO         TO         TO         TO
                                                    (UNAUDITED)   12/31/97   12/31/96   12/31/95   12/31/94   12/31/93
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............     $10.98      $10.67     $11.00     $ 9.73     $11.21     $10.73
                                                                   ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................       .32          .64        .63        .65        .62        .60
Net realized and unrealized gain (loss) on
 investments......................................       .12          .33       (.34)      1.27      (1.23)       .48
                                                      ------       ------     ------     ------     ------     ------
   Total from investment operations...............       .44          .97        .29       1.92       (.61)      1.08
                                                      ------       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................      (.31)        (.66)      (.62)      (.65)      (.60)      (.60)
Dividends to shareholders from net capital
 gains............................................       .00         (.00)      (.00)      (.00)      (.27)      (.00)
                                                      ------       ------     ------     ------     ------     ------
   Total distributions............................      (.31)        (.66)      (.62)      (.65)      (.87)      (.60)
                                                      ------       ------     ------     ------     ------     ------
Net asset value, end of period....................    $11.11       $10.98     $10.67     $11.00     $ 9.73     $11.21
                                                      ======       ======     ======     ======     ======     ======
   Total return...................................      4.09%(2)     9.50%      2.86%     20.45%     (5.62)%    10.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................    27,302       23,350     17,087     14,402     10,098     10,160
Ratios of expenses to average net assets
 (annualized)(1)..................................       .54%         .57%       .56%       .60%       .68%       .75%
Ratios of net investment income to average net
 assets (annualized)..............................      6.11%        6.24%      6.08%      6.36%      6.14%      5.53%
Portfolio turnover................................        79%         105%       133%       206%       151%        71%
--------------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Bond Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 1998, and the years ended December 31, 1997, 1996, 1995, 1994, and 1993 were as follows:
     0.56%, 0.57%, 0.56%, 0.60%, 0.70% and 0.75% respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                            MANAGED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                     01/01/98
                                                           TO     01/01/97   01/01/96   01/01/95   01/01/94   01/01/93
                                                     06/30/98           TO         TO         TO         TO         TO
                                                    (UNAUDITED)   12/31/97   12/31/96   12/31/95   12/31/94   12/31/93
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............      $17.06    $ 14.68    $ 14.19    $ 11.94    $ 13.27    $ 12.25
                                                      -------     -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................        .27         .54        .51        .55        .53        .40
Net realized and unrealized gain (loss) on
 investments......................................       1.05        2.49       1.07       2.28       (.77)      1.00
                                                      -------     -------    -------    -------    -------    -------
   Total from investment operations...............       1.32        3.03       1.58       2.83       (.24)      1.40
                                                      -------     -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................       (.27)       (.53)      (.51)      (.57)      (.49)      (.38)
Dividends to shareholders from net capital
 gains............................................       (.83)       (.12)      (.58)      (.01)      (.60)      (.00)
                                                      -------     -------    -------    -------    -------    -------
   Total distributions............................      (1.10)       (.65)     (1.09)      (.58)     (1.09)      (.38)
                                                      -------     -------    -------    -------    -------    -------
Net asset value, end of period....................    $ 17.28      $17.06    $ 14.68    $ 14.19    $ 11.94    $ 13.27
                                                      =======     =======    =======    =======    =======    =======
   Total return...................................       8.20%(2)   21.23%     11.88%     24.43%     (1.82)%    11.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................     62,693      56,068     43,431     36,002     29,363     28,984
Ratios of expenses to average net assets
 (annualized)(1)..................................        .57%        .58%       .60%       .66%       .67%       .80%
Ratios of net investment income to average net
 assets (annualized)..............................       3.23%       3.47%      3.68%      4.22%      4.34%      3.36%
Portfolio turnover................................        115%         99%       106%       130%        75%        89%
--------------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Managed Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 1998, and the years ended December 31, 1997, 1996, 1995, 1994, and 1993 were as follows:
     0.58%, 0.58%, 0.60%, 0.66%, 0.73% and 0.80% respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                       AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                     01/01/98
                                                           TO     01/01/97   01/01/96   01/01/95   01/01/94   01/01/93
                                                     06/30/98           TO         TO         TO         TO         TO
                                                    (UNAUDITED)   12/31/97   12/31/96   12/31/95   12/31/94   12/31/93
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............      $22.19     $18.52     $17.38     $15.45     $15.45     $14.72
                                                      -------     -------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................        .20         .17        .17        .20       (.01)      (.01)
Net realized and unrealized gain (loss) on
 investments......................................        1.3        3.72       3.03       1.86        .01        .77
                                                      -------     -------     ------     ------     ------     ------
   Total from investment operations...............       1.50        3.89       3.20       2.06        .00        .76
                                                      -------     -------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................       (.18)       (.18)      (.19)      (.00)      (.00)      (.03)
Dividends to shareholders from net capital
 gains............................................      (1.71)       (.04)     (1.87)      (.13)      (.00)      (.00)
                                                      -------     -------     ------     ------     ------     ------
   Total distributions............................      (1.89)       (.22)     (2.06)      (.13)      (.00)      (.03)
                                                      -------     -------     ------     ------     ------     ------
Net asset value, end of period....................     $21.80      $22.19     $18.52     $17.38     $15.45     $15.45
                                                      =======     =======     ======     ======     ======     ======
   Total return...................................       7.45%(2)   21.21%     21.00%    13.48%       0.00%      5.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................     55,097      48,574     34,098     23,822     15,430     12,223
Ratios of expenses to average net assets
 (annualized)(1)..................................        .61%        .63%       .68%      .76%        .86%       .90%
Ratios of net investment income to average net
 assets (annualized)..............................        .46%        .95%      1.14%     1.32%       (.10)%     (.07)%
Portfolio turnover................................         21%         37%        47%       89%         60%        60%
--------------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Aggressive Growth Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 1998, and the years ended December 31, 1997, 1996, 1995, 1994, and 1993 were as follows: 0.62%, 0.63%, 0.68%, 0.76%, 0.89%, and 0.90%, respectively.
(2.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                    INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                           01/01/98
                                                 TO       01/01/97     01/01/96     01/01/95     01/01/94     01/01/93
                                           06/30/98             TO           TO           TO           TO           TO
                                          (UNAUDITED)     12/31/97     12/31/96     12/31/95     12/31/94     12/31/93
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....     $13.61        $13.41       $12.86       $11.63       $11.87        $9.00
                                            -------       -------       ------       ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................        .09           .11          .11          .16          .05          .06
Net realized and unrealized gain (loss)
 on investments.........................       1.64          1.08         1.23         1.45         (.02)        3.09
                                            -------       -------       ------       ------       ------       ------
   Total from investment operations.....       1.73          1.19         1.34         1.61          .03         3.15
                                            -------       -------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net
 investment income......................       (.06)         (.11)        (.16)        (.07)        (.03)        (.08)
Dividends to shareholders from net
 capital gains..........................       (.95)         (.88)        (.63)        (.31)        (.24)        (.20)
                                            -------       -------       ------       ------       ------       ------
   Total distributions..................      (1.01)         (.99)        (.79)        (.38)        (.27)        (.28)
                                            -------       -------       ------       ------       ------       ------
Net asset value, end of period..........     $14.33        $13.61       $13.41       $12.86       $11.63       $11.87
                                            =======       =======       ======       ======       ======       ======
   Total return.........................      13.64%(2)      9.66%       10.89%       14.31%         .26%       36.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)........     73,820        62,513       50,955       36,642       26,212       13,682
Ratios of expenses to average net assets
 (annualized)(1)........................       1.01%         1.02%        1.05%        1.15%        1.32%        1.50%
Ratios of net investment income to
 average net assets (annualized)........       1.51%         1.13%        1.08%        1.21%         .76%         .68%
Portfolio turnover......................         23%           37%          35%          45%          32%          37%
--------------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the International Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 1998, and the years ended December 31, 1997, 1996, 1995, 1994, and 1993 were as follows: 1.00%, 1.02%, 1.05%, 1.15%, 1.32%, and 1.50%, respectively.
(2.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                    SENTINEL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------
                                                                01/01/98
                                                                      TO      01/01/97     03/18/96(2)
                                                                06/30/98         TO           TO
                                                               (UNAUDITED)    12/31/97     12/31/96
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................       $14.59       $11.14      $10.00
                                                                --------       -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................         .02           .04         .05
Net realized and unrealized gain (loss) on investments......         .76          3.47        1.09
                                                                --------       -------     -------
    Total from investment operations........................         .78          3.51        1.14
                                                                --------       -------     -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........        (.04)         (.05)       (.00)
Dividends to shareholders from net capital gains............       (2.91)         (.01)       (.00)
                                                                --------       -------     -------
    Total distributions.....................................       (2.95)         (.06)       (.00)
                                                                --------       -------     -------
Net asset value, end of period..............................      $12.42        $14.59      $11.14
                                                                ========       =======     =======
    Total return............................................        7.26%(3)     31.58%      11.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................      10,755         8,362       5,664
Ratios of expenses to average net assets (annualized)(1)....         .87%          .90%        .90%
Ratios of net investment income to average net assets
  (annualized)..............................................         .30%          .36%        .57%
Portfolio turnover..........................................          51%          155%         75%
-------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Sentinel Growth Portfolio before reimbursement of expense by affiliated insurance company for the year ended June 30, 1998, and the year ended December 31, 1997, and the period ended December 31, 1996 was as follows: 0.97%, 1.35%, 1.51% (annualized).
(2.) Commencement of operations.
(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Concluded

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                      LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                         GROWTH         VALUE        GROWTH         VALUE
                                                      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                                                    05/04/98(2)   05/04/98(2)   05/04/98(2)   05/04/98(2)
                                                        TO            TO            TO            TO
                                                     06/30/98      06/30/98      06/30/98      06/30/98
                                                    (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............     $ 10.00       $ 10.00       $ 10.00       $ 10.00
                                                      -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................         .01           .02           .00           .01
Net realized and unrealized gain (loss) on
  investments....................................         .23          (.15)          .13          (.55)
                                                      -------       -------       -------       -------
    Total from investment operations.............         .24          (.13)          .13          (.54)
                                                      -------       -------       -------       -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
  income.........................................         .00           .00           .00           .00
Dividends to shareholders from net capital
  gains..........................................         .00           .00           .00           .00
                                                      -------       -------       -------       -------
    Total Distributions..........................         .00           .00           .00           .00
                                                      -------       -------       -------       -------
Net asset value, end of period...................     $ 10.24       $  9.87       $ 10.13       $  9.46
                                                      =======       =======       =======       =======
    Total return.................................        2.40%(3)     (1.30)%(3)      1.40%(3)     (5.50)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000).................      11,751        11,735         5,451         5,173
Ratios of expenses to average net assets
  (annualized)(1)................................         .65%          .65%          .79%          .79%
Ratios of net investment income to average net
  assets (annualized)............................         .28%         1.05%          .24%         (.62)%
Portfolio turnover...............................          41%            7%           12%           15%
-------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Large Cap Growth Portfolio, Large Cap Value
     Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 1998 were as follows: 0.66%, 0.68%, 0.87% and 0.99%
     (annualized), respectively.
(2.) Commencement of operations.
(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

The Market Street Fund, Inc. (Fund) is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As a "series" type of mutual fund, the Fund issues separate classes (or series) of stock currently consisting of the Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Sentinel Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Growth Portfolio, and Small Cap Value Portfolio. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts issued by Providentmutual Life and Annuity Company of America (PLACA) and policies issued by National Life Insurance Company of Vermont (NLICV). The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies which are no longer being issued.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the last sale price on exchanges on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 60 days and Money Market Portfolio investments are valued at amortized cost which approximates market value.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Dollar Rolls

The Bond and Managed Portfolios may enter into dollar rolls in which the Portfolio sells securities for delivery and simultaneously contracts to repurchase the same security at a fixed price on a specified future date. During the roll period the Portfolio forgoes accrued interest paid on the securities. The Portfolio will be compensated by the interest earned on the cash proceeds of the initial sale (which are invested in short-term investments) and by the lower repurchase price at the future date (the "drop"). The drop, which is recorded as deferred income, is amortized over

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

the period between the trade date and the settlement date. All realized gains are recorded at the beginning of each roll. A portfolio engages in dollar rolls for the purpose of enhancing its yield. Dollar Rolls involve a risk of loss if the value of the security to be repurchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. The balance of dollar rolls outstanding during the year ended June 30, 1998 was $1,007,833 in the Bond Portfolio and $9,063,857 in the Managed Portfolio.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following bases:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of investment income of the Money Market Portfolio are declared daily and paid monthly. The Growth Portfolio, Bond Portfolio, and Managed Portfolio declare and pay dividends of investment income quarterly. The Aggressive Growth Portfolio, International Portfolio, Sentinel Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Growth Portfolio, and Small Cap Value Portfolio declare and pay dividends of investment income annually. For all Portfolios, distributions of capital gains are declared and paid annually.

  Federal Income Taxes

No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income taxes.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Investment advisory agreements have been approved, whereby Sentinel Advisors Company (SAC), a Vermont General Partnership, is adviser for the Growth, Money Market, Bond, Managed, Aggressive Growth and Sentinel Growth Portfolios. With respect to the Growth Portfolio, SAC is compensated monthly at an effective annual rate

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. SAC is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio. With respect to the Bond Portfolio, SAC is compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of net assets in excess of $100 million. With respect to the Managed Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of net assets in excess of $100 million. With respect to the Aggressive Growth Portfolio, SAC is compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. With respect to the Sentinel Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the net assets in excess of $40 million. Providentmutual Investment Management Co.
(PIMC) is the adviser for the International, Large Cap Growth, Large Cap Value, Small Cap Growth, and Small Cap Value Portfolios. With respect to the Large Cap Growth Portfolio and the Large Cap Value Portfolio, PIMC is compensated monthly at an effective annual rate of 0.70% of the average daily net assets. With respect to the Small Cap Growth Portfolio and the Small Cap Value Portfolio, PIMC is compensated monthly at an effective annual rate of 0.90% of the average daily net assets. With respect to the International Portfolio, PIMC is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of assets in excess of $500 million. The Boston Company Asset Management, Inc. ("TBC") is sub-advisor to the International Portfolio.

PMLIC agrees to reimburse the Growth, Money Market, Bond, Managed, Aggressive Growth, Large Cap Growth, Large Cap Value, Small Cap Growth, and Small Cap Value Portfolios for operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of 0.40% of the average daily net asset values. The International Portfolio is reimbursed for such expenses in excess of an annual rate of 0.75% of the average daily net asset value. NLICV agrees to reimburse Sentinel Growth Portfolio for operating expenses, excluding investment advisory fees and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of .40% of the average net asset values.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

4. NET ASSETS

At June 30, 1998, the Portfolios' net assets consisted of:

                                                               MONEY                                  AGGRESSIVE
                                                GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders.........  $240,187,278   $72,075,842   $26,008,780   $46,609,557   $41,454,168    $61,348,105
Undistributed net investment income........     1,069,331            --       408,684       485,846       121,029        723,002
Undistributed net realized gain............     6,707,518            --       226,812     2,072,834     4,138,115      4,031,063
Accumulated loss on investment
 transactions..............................            --           (57)           --            --            --             --
Net unrealized appreciation (depreciation)
 on investments and Foreign currency.......    55,412,916            --       658,045    13,524,465     9,384,072      7,717,577
                                             ------------   -----------   -----------   -----------   -----------    -----------
                                             $303,377,043   $72,075,785   $27,302,231   $62,692,702   $55,097,384    $73,819,747
                                             ============   ===========   ===========   ===========   ===========    ===========

                                                 SENTINEL      LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                  GROWTH        GROWTH         VALUE        GROWTH         VALUE
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders...........  $  9,449,057   $11,447,371   $11,854,023   $ 5,323,791   $ 5,414,061
Undistributed net investment income..........        14,673         7,187        26,957         1,298         6,859
Undistributed net realized gain..............       528,501            --            --            --            --
Accumulated loss on investment
 transactions................................            --      (143,033)      (29,679)     (124,276)      (48,448)
Net unrealized appreciation (depreciation) on
 investments and Foreign currency............       783,090       439,531      (115,977)      249,757      (199,638)
                                               ------------   -----------   -----------   -----------   -----------
                                               $ 10,775,321   $11,751,056   $11,735,324   $ 5,450,570   $ 5,172,834
                                               ============   ===========   ===========   ===========   ===========

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the period ended June 30, 1998, were as follows:

                                                               MONEY                                  AGGRESSIVE
                                                GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                               PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations......................  $        --   $        --   $12,783,849   $61,210,528   $        --    $        --
Corporate Bonds.............................  $        --            --    10,217,709     4,074,355            --             --
Common and Preferred Stock..................   44,893,852            --            --     5,071,893    12,086,449     17,067,061
                                              -----------   -----------   -----------   -----------   -----------    -----------
Total Purchases.............................  $44,893,852            --   $23,001,558   $70,356,776   $12,086,449    $17,067,061
                                              ===========   ===========   ===========   ===========   ===========    ===========
SALES
U.S. Gov't Obligations......................  $        --   $        --   $ 5,007,122   $57,740,327   $        --    $        --
Corporate Bonds.............................  $        --            --            --     2,524,564            --             --
Common and Preferred Stock..................   41,999,242            --    13,915,630     5,342,109    10,045,078     14,707,610
                                              -----------   -----------   -----------   -----------   -----------    -----------
Total Sales.................................  $41,999,242..          --   $18,922,752   $65,607,000   $10,045,078    $14,707,610
                                              ===========   ===========   ===========   ===========   ===========    ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                SENTINEL     LARGE CAP     LARGE CAP    SMALL CAP    SMALL CAP
                                                 GROWTH       GROWTH         VALUE        GROWTH       VALUE
                                               PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.......................  $       --   $        --   $        --   $       --   $       --
Corporate Bonds..............................          --            --            --           --           --
Common and Preferred Stock...................   6,604,163    15,473,114    12,237,903    5,178,440    5,564,172
                                               ----------   -----------   -----------   ----------   ----------
Total Purchases..............................  $6,604,163   $15,473,114   $12,237,903   $5,178,440   $5,564,172
                                               ==========   ===========   ===========   ==========   ==========
SALES
U.S. Gov't Obligations.......................  $       --   $        --   $        --   $       --           --
Corporate Bonds..............................          --            --            --           --           --
Common and Preferred Stock...................   4,744,818     4,470,508       789,949      508,512      621,088
                                               ----------   -----------   -----------   ----------   ----------
Total Sales..................................  $4,744,818   $ 4,470,508   $   789,949   $  508,512   $  621,088
                                               ==========   ===========   ===========   ==========   ==========

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at June 30, 1998 is as follows:

                                                               MONEY                                  AGGRESSIVE
                                                GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation....  $ 61,733,919   $        --   $   669,338   $13,600,990   $11,110,965    $13,765,351
Aggregate gross unrealized depreciation....    (4,148,832)           --       (11,293)      (76,525)   (1,726,893)    (6,029,768)
                                             ------------   -----------   -----------   -----------   -----------    -----------
Net unrealized appreciation
 (depreciation)............................  $ 57,585,087   $        --   $  (658,045)  $13,524,465   $ 9,384,072    $ 7,735,583
                                             ============   ===========   ===========   ===========   ===========    ===========
Aggregate cost of securities for federal
 income tax purposes.......................  $245,264,859   $72,421,104   $27,736,419   $59,371,591   $45,682,084    $66,941,737
                                             ============   ===========   ===========   ===========   ===========    ===========

                                                SENTINEL     LARGE CAP     LARGE CAP    SMALL CAP    SMALL CAP
                                                 GROWTH       GROWTH         VALUE        GROWTH       VALUE
                                               PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation......  $1,340,466   $   761,967   $   317,106   $  478,027   $  121,903
Aggregate gross unrealized depreciation......    (557,376)     (322,436)     (433,083)    (228,270)    (321,541)
                                               ----------   -----------   -----------   ----------   ----------
Net unrealized appreciation (depreciation)...  $  783,090   $   439,531   $  (155,977)  $  249,757   $ (199,638)
                                               ==========   ===========   ===========   ==========   ==========
Aggregate cost of securities for federal
 income tax purposes.........................  $9,984,671   $11,456,639   $11,903,601   $5,348,746   $5,391,720
                                               ==========   ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 1998 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS

On June 30, 1998, there were 1.2 billion shares of $0.01 par value capital stock authorized for the Fund. The shares of capital stock are divided into eleven series: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Sentinel Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio. The Growth Portfolio consists of 75 million shares, the Money Market Portfolio consists of 150 million shares, each of the four All-Pro Series portfolios consist of 50 million shares and; each of the other series consists of 5 million shares.

     Transactions in capital stock for the period ended June 30, 1998 were as follows:

                                    GROWTH PORTFOLIO         MONEY MARKET PORTFOLIO          BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------
                                  SHARES       AMOUNT         SHARES         AMOUNT       SHARES      AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold...................     920,003   $16,365,322     67,075,931   $ 67,075,931    423,285   $ 4,643,418
Shares redeemed...............    (491,494)   (8,806,220)   (61,110,953)   (61,110,953)  (156,295)   (1,716,265)
Shares reinvested.............   2,285,527    37,832,976      1,771,895      1,771,895     63,784       698,762
                                ----------   -----------   ------------   ------------   --------   -----------
Net contributions from
 affiliated
 insurance companies..........   2,714,036   $45,392,078      7,736,873   $  7,736,873    330,774   $ 3,625,915
                                ==========   ===========   ============   ============   ========   ===========

                                  MANAGED PORTFOLIO
------------------------------  ----------------------
                                 SHARES      AMOUNT
------------------------------  ----------------------
Shares sold...................   282,535   $ 4,754,794
Shares redeemed...............  (164,609)   (2,758,831)
Shares reinvested.............   224,539     3,630,409
                                --------   -----------
Net contributions from
 affiliated
 insurance companies..........   342,465   $ 5,626,372
                                ========   ===========

                                                              AGGRESSIVE GROWTH         INTERNATIONAL          SENTINEL GROWTH
                                                                  PORTFOLIO               PORTFOLIO               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                            SHARES      AMOUNT       SHARES      AMOUNT      SHARES      AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold...............................................  229,141   $ 4,927,294    443,084   $ 6,164,778   154,479   $1,872,476
Shares redeemed...........................................  (95,530)   (2,071,414)  (249,444)   (3,427,141)   (8,647)    (102,372)
Shares reinvested.........................................  205,061     4,131,983    364,302     4,619,358   148,986    1,693,967
                                                            -------   -----------   --------   -----------   -------   ----------
Net contributions from affiliated insurance companies.....  338,672   $ 6,987,863    557,942   $ 7,356,995   294,818   $3,464,071
                                                            =======   ===========   ========   ===========   =======   ==========

                                         LARGE CAP                 LARGE CAP               SMALL CAP              SMALL CAP
                                     GROWTH PORTFOLIO           VALUE PORTFOLIO         GROWTH PORTFOLIO       VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                   SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold.....................  1,154,119   $11,514,069   1,189,752   $11,861,170   540,836   $5,354,358   547,157   $5,415,950
Shares redeemed.................     (6,514)      (66,698)       (734)       (7,147)   (3,022)     (30,566)     (196)      (1,889)
Shares reinvested...............          0             0           0             0         0            0         0            0
                                  ---------   -----------   ---------   -----------   -------   ----------   -------   ----------
Net contributions from
 affiliated insurance
 companies......................  1,147,605   $11,447,371   1,189,018   $11,854,023   537,814   $5,323,792   546,961   $5,414,061
                                  =========   ===========   =========   ===========   =======   ==========   =======   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 1998 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

Transactions in capital stock for the year ended December 31, 1997 were as follows:

                                                                 MONEY MARKET
                                 GROWTH PORTFOLIO                 PORTFOLIO                 BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------
                               SHARES        AMOUNT         SHARES         AMOUNT        SHARES      AMOUNT
--------------------------------------------------------------------------------------------------------------
Shares sold................   1,328,421   $ 23,557,083    116,153,761   $ 116,153,761    608,494   $ 6,478,790
Shares redeemed............  (1,033,097)   (18,272,623)  (109,109,613)   (109,109,613)  (192,816)   (2,047,805)
Shares reinvested..........   1,736,600     28,056,401      3,098,096       3,098,096    108,875     1,143,011
                             ----------   ------------   ------------   -------------   --------   -----------
Net contributions from
 affiliated insurance
 companies.................   2,031,924   $ 33,340,861     10,142,244   $  10,142,244    524,553   $ 5,573,996
                             ==========   ============   ============   =============   ========   ===========
Shares exchanged in
 acquisition of Common
 Stock Portfolios..........     716,786     13,633,276             --              --         --            --
                             ----------   ------------   ------------   -------------   --------   -----------


                               MANAGED PORTFOLIO
---------------------------  ----------------------
                              SHARES      AMOUNT
---------------------------  ----------------------
Shares sold................   538,094   $ 8,544,898
Shares redeemed............  (338,821)   (5,264,441)
Shares reinvested..........   129,171     1,970,912
                             --------   -----------
Net contributions from
 affiliated insurance
 companies.................   328,444   $ 5,251,369
                             ========   ===========
Shares exchanged in
 acquisition of Common
 Stock Portfolios..........        --            --
                             --------   -----------

                                                               AGGRESSIVE GROWTH          INTERNATIONAL         SENTINEL GROWTH
                                                                   PORTFOLIO                PORTFOLIO              PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                              SHARES      AMOUNT       SHARES      AMOUNT      SHARES    AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold................................................   513,839   $10,376,849    970,932   $13,015,260   69,861   $ 976,211
Shares redeemed............................................  (187,215)   (3,823,958)  (484,512)   (6,465,439)  (7,419)   (103,927)
Shares reinvested..........................................    21,347       391,283    305,922     3,775,073    2,383      26,667
                                                             --------   -----------   --------   -----------   ------   ---------
Net contributions from affiliated insurance companies......   347,971   $ 6,944,174    792,342   $10,324,894   64,825   $ 898,951
                                                             ========   ===========   ========   ===========   ======   =========
Shares exchanged in acquisition of Common Stock
 Portfolios................................................        --            --         --            --       --          --
                                                             --------   -----------   --------   -----------   ------   ---------

8. PRINCIPAL UNDERWRITER

1717 Capital Management Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. 1717 Capital Management Company is an indirect wholly-owned subsidiary of PMLIC.

9. SUBSEQUENT DIVIDEND

On June 30, 1998 the Board of Directors declared the following net investment income and capital gain dividends to shareholders of record on June 30, 1998, ex-dividend date July 2, 1998, payable on July 6, 1998 as follows:

                                TOTAL                  PER SHARE
                       ------------------------   --------------------
                          NET                        NET
                       INVESTMENT     CAPITAL     INVESTMENT   CAPITAL
      PORTFOLIO          INCOME        GAIN         INCOME      GAIN
---------------------  ----------   -----------   ----------   -------
Growth...............  $1,069,331            --     $.0649          --
Bond.................     408,684            --      .1663          --
Managed..............     485,846            --      .1339          --
Aggressive Growth....          --            --         --          --
International........     200,156            --      .0389          --
Common Stock.........          --            --         --          --
Sentinel Growth......          --            --         --          --
Large Cap Growth.....          --            --         --          --
Large Cap Value......          --            --         --          --
Small Cap Growth.....          --            --         --          --
Small Cap Value......          --            --         --          --

    Form 16170 6.98

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